UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2006 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

First Quadrant Tax-Managed Equity Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.5%
Consumer Discretionary - 5.9%
Autonation, Inc.*	43,000	[4]	$958,470
Federated Department Stores, Inc.	7,000		466,410
J.C. Penney Co., Inc.	12,200		680,760
Pantry, Inc., The*	11,000	[4]	602,140
Pulte Homes, Inc.	10,800	[4]	430,920
Service Corp. International	38,000		310,840
Time Warner, Inc.	19,400		340,082
Total Consumer Discretionary			3,789,622
Consumer Staples - 1.1%
Smithfield Foods, Inc. *	25,400	[4]	681,736
Energy - 13.8%
Atwood Oceanics, Inc. *	12,200	[4]	1,184,986
ConocoPhillips Co.	33,000	[4]	2,135,100
Devon Energy Corp.	11,400	[4]	777,594
Harvest Natural Resources, Inc.*	20,200	[4]	192,506
Lone Star Technologies, Inc.*	25,400	[4]	1,445,260
Occidental Petroleum Corp.	2,200		214,962
Overseas Shipholding Group, Inc.	800	[4]	41,264
Tesoro Corp.	11,700	[4]	847,899
Universal Compression Holdings, Inc.*	22,800		1,094,400
Valero Energy Corp.	11,200		699,216
Veritas DGC, Inc.*	4,400	[4]	198,264
Total Energy			8,831,451
Financials - 29.2%
Bank of America Corp.	9,000		398,070
Bear, Stearns & Co., Inc.	15,200		1,922,192
Capital One Financial Corp.	10,800	[4]	899,640
Chubb Corp.	800		75,480
CIT Group, Inc.	4,000		213,360
Citigroup, Inc.	30,800		1,434,664
Conseco, Inc.	6,800	[4]	165,716
Fannie Mae Co.	37,200		2,155,368
Freddie Mac Corp.	9,400		637,884
Goldman Sachs Group, Inc.	15,800	[4]	2,231,750
Hartford Financial Services Group, Inc.	4,000	[4]	328,920
Lehman Brothers Holdings, Inc.	1,400	[4]	196,630
Merrill Lynch & Co., Inc.	13,200		990,924
MGIC Investment Corp.	8,800	[4]	580,888
National City Corp.	14,074	[4]	481,049
Nelnet, Inc.*	1,000		41,100
PMI Group, Inc.	18,400	[4]	795,432
Radian Group, Inc.	20,000	[4]	1,144,600
Sovereign Bancorp, Inc.	76,600	[4]	1,669,880
W.R. Berkley Corp.	36,800	[4]	1,817,920
Wachovia Corp.	5,600	[4]	307,048
Westcorp, Inc.	1,800	[4]	124,542
Total Financials			18,613,057
Health Care - 12.8%
AmerisourceBergen Corp.	34,800	[4]	1,518,672
Amgen, Inc.*	14,800		1,078,772
Applera Corp. - Applied Biosystems Group	26,400	[4]	748,176
Becton, Dickinson & Co.	2,000		129,600
Cardinal Health, Inc.	800		57,632
CIGNA Corp.	5,200		632,320

First Quadrant Tax-Managed Equity Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Forest Laboratories, Inc.*	9,200		$425,776
Hospira, Inc.*	12,000		537,000
ISIS Pharmaceuticals, Inc.*	10,200	[4]	55,182
Johnson & Johnson	1,400		80,556
SurModics, Inc.*	1,800	[4]	66,384
UnitedHealth Group, Inc.	39,410		2,341,742
Watson Pharmaceuticals, Inc.*	16,000	[4]	529,440
Total Health Care			8,201,252
Industrials - 9.2%
Cummins, Inc.	4,600	[4]	447,580
Eaton Corp.	7,000		463,400
Landstar System, Inc.	13,200	[4]	558,360
Masco Corp.	27,600		818,340
Northrop Grumman Corp.	27,200	[4]	1,689,936
Parker Hannifin Corp.	18,000		1,363,860
Raytheon Co.	12,200		499,834
Republic Airways Holdings, Inc.*	2,000		29,660
Total Industrials			5,870,970
Information Technology - 17.4%
Arrow Electronics, Inc.*	17,800	[4]	611,608
Cisco Systems, Inc.*	45,800		850,506
Computer Sciences Corp.*	3,200		162,240
Dell, Inc.*	64,000		1,875,840
EMC Corp.*	22,600		302,840
Google Inc.*	1,000		433,250
Hewlett-Packard Co.	13,200		411,576
Ingram Micro, Inc., Class A	9,600		185,760
Intel Corp.	10,800		229,716
Intergraph Corp.*	22,800	[4]	871,188
International Business Machines Corp.	10,200		829,260
MKS Instruments, Inc.*	1,600	[4]	34,800
Motorola, Inc.	37,400		849,354
NCR Corp.*	35,600		1,322,540
Novell, Inc.*	56,000		545,440
Texas Instruments, Inc.	9,600		280,608
Xerox Corp.*	90,600	[4]	1,296,486
Total Information Technology			11,093,012
Materials - 3.1%
OM Group, Inc.*	200		4,266
Phelps Dodge Corp.	12,400		1,990,200
Total Materials			1,994,466
Telecommunication Services - 3.6%
Centurytel, Inc.	47,400	[4]	1,578,420
Qwest Communications International*	40,200	[4]	242,004
Verizon Communications, Inc.	15,200		481,232
Total Telecommunication Services			2,301,656
Utilities - 2.4%
Energen Corp.	35,600		1,389,112
TXU Corp.	3,200		162,049
Total Utilities			1,551,161
Total Common Stocks (cost $51,138,705)			62,928,383

First Quadrant Tax-Managed Equity Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 25.5%[5]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]	15,414,912	$15,414,912
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	840,367	840,367
Total Other Investment Companies (cost $16,255,279)		16,255,279
Total Investments - 124.0% (cost $67,393,984)		79,183,662
Other Assets, less Liabilities - (24.0)%		(15,346,576)
Net Assets - 100.0%		$63,837,086

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 69.1%
Consumer Discretionary - 9.9%
Adidas-Salomon AG (Germany)	1,812		$378,981
Alloy, Inc.*	2,400	[4]	6,744
American Eagle Outfitters, Inc.	7,600	[4]	205,048
Ameristar Casinos, Inc.	2,000	[4]	44,980
Autonation, Inc.*	7,400	[4]	164,946
Carphone Warehouse Group, The (United Kingdom)	100,394		447,878
Century Casinos, Inc.*	10,100		92,718
Chico’s FAS, Inc.*	18,600	[4]	810,216
Chipotle Mexican Grill, Inc.*	1,600	[4]	76,032
Claire’s Stores, Inc.	1,400	[4]	44,324
Coach, Inc.*	25,000		898,750
Comcast Corp., Special Class A*	34,400	[4]	953,568
Continental AG (Germany)	6,900		671,742
Darden Restaurants, Inc.	800		32,528
dELiA*s Corp.*	13,400	[4]	124,620
Dentsu, Inc. (Japan)	67		227,012
eBay, Inc.*	24,000	[4]	1,034,400
EMI Group PLC (United Kingdom)	115,610		522,505
Federated Department Stores, Inc.	3,000	[4]	199,890
Ford Motor Co.	17,300	[4]	148,434
Gannett Co., Inc.	6,100	[4]	376,980
Getty Images, Inc.*	5,500	[4]	449,075
Grupo Televisa S. A. (Mexico)	5,300		442,815
Gymboree Corp.*	6,000		147,840
Harris Interactive, Inc.*	22,100		118,677
Honda Motor Co., Ltd. (Japan)	3,800		214,765
Hyundai Motor Co.- Sponsored GDR (South Korea) (a)	1,200	[4]	54,360
IMAX Corp. (Canada)*	16,900	[4]	137,059
Intercontinental Hotels Group, PLC (United Kingdom)	1		10
J.C. Penney Co., Inc.	4,160	[4]	232,128
Kingfisher PLC (United Kingdom)	71,395		301,318
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	7,560		255,008
Lakes Entertainment, Inc.*	6,000	[4]	60,000
Lotte Shopping Co., Ltd. (South Korea)*	1,100		22,737
Lowe’s Co., Inc.	13,200	[4]	838,860
LVMH Moet Hennessy Louis Vuitton SA (France)	3,325	[4]	299,851
Matsushita Electric Industrial Co Ltd (Japan)	7,000		151,046
McDonald’s Corp.	7,200		252,072
Nevada Gold & Casinos, Inc.*	6,900		73,140
Office Depot, Inc.*	15,460		512,499
OPAP SA (Greece)	4,364		164,209
Pantry, Inc., The*	3,200	[4]	175,168
ParkerVision, Inc.*	6,100	[4]	53,680
Persimmon PLC (United Kingdom)	11,500		257,190
Pinault-Printemps-Redoute SA (France)*	1,854	[4]	216,467
Publicis Groupe (France)	9,340		353,137
Pulte Homes, Inc.	11,000	[4]	438,900
Rakuten, Inc. (Japan)	357		304,149
Renault SA (France)	6,800		641,241
Rocky Shoes & Boots, Inc.*	2,200		46,420
Scopus Video Networks, Ltd. (Israel)*	8,100		54,027
SES GLOBAL (France)	21,588		399,269
Sharp Corp. (Japan)	23,000		419,627
Starbucks Corp.*	33,000		1,046,100
Swatch Group AG, The (Switzerland)*	4,842		158,590

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Discretionary (continued)
Time Warner, Inc.	68,500		$1,200,805
Toyota Motor Corp. (Japan)	12,600		650,451
Yum! Brands, Inc.	7,310	[4]	361,626
Total Consumer Discretionary			18,966,612
Consumer Staples - 2.1%
British American Tobacco PLC (United Kingdom)	10,000		225,390
ConAgra Foods, Inc.	17,000		352,410
CVS Corp.	24,040		667,350
Delhaize Le Lion (Belgium)*	7,600		522,621
J Sainsbury PLC (United Kingdom)	61,500		329,463
Japan Tobacco, Inc. (Japan)	35		542,869
Loews Corp. - Carolina Group	600		27,672
Nestle SA, Registered (Switzerland)	833		244,299
Pilgrim’s Pride Corp., Class B	4,200	[4]	102,228
Reckitt Benckiser PLC (United Kingdom)	11,524		378,401
Royal Numico NV (Netherlands)*	4,589		208,923
Sanderson Farms, Inc.	1,800	[4]	50,400
Seven & I Holdings Co., Ltd. (Japan)*	7,540		318,813
SUPERVALU, Inc.	2,000	[4]	63,860
Total Consumer Staples			4,034,699
Energy - 6.8%
Amerada Hess Corp.	800	[4]	123,840
Atwood Oceanics, Inc.*	3,800	[4]	369,094
Baker Hughes, Inc.	13,200	[4]	1,022,208
BP PLC (United Kingdom)	23,900		288,471
Canadian Natural Resources, Ltd. (Canada)	10,000		619,815
ChevronTexaco Corp.	18,700	[4]	1,110,406
China Petroleum and Chemical Corp., Class H (Hong Kong)	620,000		383,260
ConocoPhillips Co.	30,810		1,993,407
Devon Energy Corp.	13,800	[4]	941,298
Eni S.p.A. (Italy)	23,815		721,596
Exxon Mobil Corp.	3,400		213,350
Global Industries, Ltd.*	2,200		30,800
Lone Star Technologies, Inc.*	3,400	[4]	193,460
Marathon Oil Corp.	800	[4]	61,496
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	1,970		204,642
Occidental Petroleum Corp.	1,800		175,878
Oil States International, Inc.*	1,800	[4]	73,620
Overseas Shipholding Group, Inc.	10,000	[4]	515,800
Petro-Canada (Canada)	2,500		119,639
Petroleo Brasileiro S.A. (Brazil)	8,200		706,840
Repsol YPF, S.A. (Spain)	14,900		404,873
Smith International, Inc.	22,100	[4]	994,500
Suncor Energy, Inc. (Canada)	5,000		399,675
Tenaris S.A. (Luxembourg)	900	[4]	146,205
Tesoro Corp.	1,400		101,458
Total SA (France)	2,457		680,386
Universal Compression Holdings, Inc.*	2,400		115,200
Valero Energy Corp.	2,800		174,804
Veritas DGC, Inc.*	3,200	[4]	144,192
Total Energy			13,030,213
Financials - 15.9%
Allianz AG (Germany)	2,366		381,336
Allstate Corp., The	10,300		536,115
American Express Co.	16,900		886,405
American International Group, Inc.	13,440		879,782

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Annaly Mortgage Management, Inc.	19,400	[4]	$241,142
Assurances Generales de France (France)	4,500		465,929
Aviva PLC (United Kingdom)	41,100		526,989
Banco Bilbao Vizcaya Argentaria SA (Spain)	11,805	[4]	238,620
Bank of America Corp.	46,911		2,074,874
Barclays PLC (United Kingdom)	43,200		461,382
Bear, Stearns & Co., Inc.	3,200	[4]	404,672
Capital One Financial Corp.	1,200	[4]	99,960
Cash Systems, Inc.*	29,100		257,535
Chicago Mercantile Exchange Holdings, Inc.	2,500	[4]	1,058,125
Chubb Corp.	9,000		849,150
Citigroup, Inc.	39,900		1,858,542
Commerzbank AG (Germany)	10,597		360,369
Credit Agricole SA (France)	10,000		352,886
Credit Suisse Group (Switzerland)	18,220		1,064,760
Deutsche Boerse AG (Germany)	1,056		133,395
Erste Bank der oesterreichischen Sparkassen AG (Austria)	2,492		137,115
Fannie Mae Co.	2,449		141,895
Franklin Resources, Inc.	9,300		916,050
Friends Provident PLC (United Kingdom)	73,000		261,142
Goldman Sachs Group, Inc.	7,000		988,750
Hartford Financial Services Group, Inc.	2,600	[4]	213,798
HBOS PLC (United Kingdom)	26,370		463,917
Hypo Real Estate Holding AG (Germany)	1,778		116,470
ING Groep NV (Netherlands)	23,200		827,930
KBC Bank & Insurance Group, Inc. (Belgium)	2,397		240,736
Kookmin Bank, Sponsored ADR (South Korea)	4,000		318,960
Legg Mason, Inc.	8,500	[4]	1,102,450
Lehman Brothers Holdings, Inc.	1,800	[4]	252,810
Merrill Lynch & Co., Inc.	9,100	[4]	683,137
MGIC Investment Corp.	600	[4]	39,606
Mitsubishi Tokyo Financial Group, Inc. (Japan)	28		403,112
Moody’s Corp.	15,400	[4]	975,128
Morgan Stanley Co.	13,300		817,285
Muenchener Rueckversicherungs AG (Germany)	3,400		461,610
National City Corp.	6,400	[4]	218,752
North Fork Bancorporation, Inc.	16,940	[4]	435,697
ORIX Corp. (Japan)	2,690		695,166
PMI Group, Inc.	9,400	[4]	406,362
Radian Group, Inc.	6,000	[4]	343,380
Royal Bank of Scotland Group PLC (United Kingdom)	17,800		551,337
Shinhan Financial Group Co., Ltd. (South Korea)	3,600	[4]	306,684
Shinsei Bank, Ltd. (Japan)	29,000		193,202
Shun TAK Holdings, Ltd. (Hong Kong)	132,000		145,061
Societe Generale (France)	2,600		343,333
Sovereign Bancorp, Inc.	8,200	[4]	178,760
Standard Bank Group Ltd. (South Africa)	17,500		236,288
Standard Chartered, PLC (United Kingdom)	24,647		612,043
Sumitomo Mitsui Financial Group, Inc. (Japan)	61		710,598
Thornburg Mortgage, Inc.	4,600	[4]	117,898
UBS AG (Switzerland)	4,600		500,349
Unibail (France)	783		115,516
UniCredito Italiano SpA (Italy)	63,694		454,725
Vornado Realty Trust	800	[4]	70,672
W Holding Co., Inc.	2,600		22,386
WR Berkley Corp.	4,800		237,120

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Washington Mutual, Inc.	25,500	[4]	$1,079,160
Total Financials			30,468,358
Health Care - 8.7%
Abbott Laboratories Co.	17,700		763,755
Alcon, Inc. (Switzerland)	7,300		933,816
AmerisourceBergen Corp.	7,600	[4]	331,664
Amgen, Inc.*	15,000		1,093,350
AngioDynamics, Inc.*	6,100		171,471
Applera Corp. - Applied Biosystems Group	14,400	[4]	408,096
AstraZeneca PLC (United Kingdom)	3,800		184,300
Atherogenics, Inc.*	3,500	[4]	62,125
Becton, Dickinson & Co.	2,200		142,560
Cepheid, Inc.*	6,500		64,025
CIGNA Corp.	600		72,960
Conceptus, Inc.*	13,700	[4]	223,310
Coventry Health Care, Inc.*	17,850		1,063,325
DexCom, Inc.*	5,400		102,600
Eclipsys Corp.*	4,100		90,446
Eisai Co., Ltd. (Japan)	7,100		303,065
Essilor International SA (France)	2,616		228,259
Forest Laboratories, Inc.*	2,400		111,072
Gilead Sciences, Inc.*	6,900		420,003
GlaxoSmithKline PLC (United Kingdom)	6,500		166,401
Harvard Bioscience, Inc.*	11,200		53,536
HCA, Inc.	11,370	[4]	558,040
Hospira, Inc.*	1,000		44,750
ICON PLC. (Ireland)*	2,700		118,746
Intuitive Surgical, Inc.*	800		110,120
ISIS Pharmaceuticals, Inc.*	7,600	[4]	41,116
Johnson & Johnson	4,800		276,192
Medco Health Solutions, Inc.*	17,500		946,750
Medtronic, Inc.	16,400		926,108
Merck & Co., Inc.	15,000		517,500
Merck KGaA (Germany)	5,266		549,099
Mylan Laboratories, Inc.	4,400		86,680
NeoPharm, Inc.*	29,062	[4]	340,897
NxStage Medical, Inc.*	3,300		40,590
Omnicell, Inc.*	3,400		39,372
OraSure Technologies, Inc.*	4,000		43,640
Pfizer, Inc.	39,400	[4]	1,011,792
Regeneration Technologies, Inc.*	40,900		323,110
Roche Holding AG (Switzerland)*	2,696		425,903
Sanofi-Synthelabo SA (France)	4,800		440,368
Shionogi & Co., Ltd. (Japan)	2,000		30,158
Sierra Health Services*	3,600	[4]	142,632
Sonosite, Inc.*	1,300		51,142
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	7,400	[4]	315,462
UnitedHealth Group, Inc.	27,200		1,616,224
Vital Images, Inc.*	5,700	[4]	174,135
WellPoint, Inc.*	5,900		453,120
Total Health Care			16,613,785
Industrials - 7.8%
AAON, Inc.	2,700		51,840
Allied Defense Group, Inc., The*	3,300	[4]	75,570
ALSTOM (France)*	3,728		282,872
BAE Systems PLC (United Kingdom)	36,800		273,137

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
Buzzi Unicem S.p.A (Italy)	7,200		$134,592
Career Education Corp.*	13,370	[4]	434,391
Cendant Corp.	51,660		864,788
Color Kinetics, Inc.*	8,000		153,600
CoStar Group, Inc.*	2,000		100,000
Cummins, Inc.	2,600	[4]	252,980
Eaton Corp.	5,000		331,000
Emerson Electric Co.	8,350		646,708
European Aeronautic Defense and Space Co. (Netherlands)	11,800		462,160
FANUC, Ltd. (Japan)	1,800		158,089
General Electric Co.	43,700		1,431,175
Gevity HR, Inc.	4,300		118,035
Honeywell International, Inc.	12,400		476,408
Insituform Technologies, Inc.*	8,700		221,067
Joy Global, Inc.	7,700		416,108
Komatsu Ltd. (Japan)	10,000		184,104
Koyo Seiko Co., Ltd. (Japan)	10,000		190,107
Kuehne & Nagel International AG (Switzerland)	828		232,429
KVH Industries, Inc.*	12,900		142,932
L-3 Communications Holdings, Inc.	12,000		972,240
Landstar System, Inc.	2,400	[4]	101,520
Lockheed Martin Corp.	600	[4]	40,590
MAN AG (Germany)	5,300		304,821
Masco Corp.	24,800	[4]	735,320
Mitsui O.S.K. Lines, Ltd. (Japan)	25,000		226,125
Norfolk Southern Corp.	2,400		119,616
Northrop Grumman Corp.	11,200	[4]	695,856
Nuco2, Inc.*	600		18,792
Parker Hannifin Corp.	6,000		454,620
PDG Environmental, Inc.*	15,700	[4]	33,677
Pitney Bowes, Inc.	17,400		743,676
Raytheon Co.	15,800		647,326
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	3,200	[4]	175,168
Ryder System, Inc.	400		17,880
Siemens AG (Germany)	1,950	[4]	177,728
SNC-Lavalin Group, Inc. (Canada)	3,100		214,323
Toll Holdings, Ltd. (Australia)	10,389		89,098
TVI Corp.*	58,200		233,964
Tyco International, Ltd.	20,700	[4]	539,235
United Technologies Corp.	9,700		566,189
Yamato Transport Co., Ltd. (Japan)	12,000		206,839
Total Industrials			14,948,695
Information Technology - 11.7%
Actel Corp.*	10,000		151,800
Adobe Systems, Inc.	12,000	[4]	476,640
Airspan Networks, Inc.*	9,200		56,948
Aladdin Knowledge Systems, Ltd. (Israel)*	3,800	[4]	65,740
Altran Technologies SA (France)*	13,179		178,961
Anaren Microwave, Inc.*	19,400		339,112
Apple Computer, Inc.*	14,200		1,072,242
Arrow Electronics, Inc.*	10,600		364,216
ASM International N.V. (Netherlands)*	2,900	[4]	52,200
ASML Holding N.V. (Netherlands)*	15,909		358,883
ATMI, Inc.*	11,700		393,120
AudioCodes, Ltd. (Israel)*	17,600	[4]	222,992
Autodesk, Inc.	25,400	[4]	1,030,986

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Bottomline Technologies, Inc.*	3,000		$34,560
CalAmp Corp.*	7,300		77,964
Canon, Inc. (Japan)	10,800		649,752
Cascade Microtech, Inc.*	3,600		50,940
Centra Software, Inc.*	14,300		34,320
Ceragon Networks, Ltd. (Israel)*	49,500		227,700
Cherokee International Corp.*	1,900		8,930
Cisco Systems, Inc.*	13,400		248,838
Cognizant Technology Solutions Corp.*	18,000		942,660
Computer Sciences Corp.*	800		40,560
CyberOptics Corp.*	6,200		98,580
Dassault Systemes SA (France)*	7,913		473,183
EarthLink, Inc.*	3,000	[4]	34,260
EMC Corp.*	6,200		83,080
Equinix, Inc.	6,500		305,045
Ericsson (LM), Class B (Sweden)	76,400		277,926
Exar Corp.*	3,000		40,410
Exfo Electro-Optical Engineering, Inc. (Canada)*	33,500		173,530
Fargo Electronics, Inc.*	3,400		65,620
FEI Co.*	4,300		99,244
First Data Corp.	11,150		502,865
Flextronics International, Ltd. (Singapore)*	18,100		189,326
Global Payments, Inc.	1,600		81,488
Google, Inc.*	800		346,600
Hewlett-Packard Co.	13,000		405,340
Identix, Inc.*	54,812	[4]	437,948
IKON Office Solutions, Inc.	2,000	[4]	23,640
Imation Corp.	1,200		54,396
Ingram Micro, Inc., Class A*	8,500		164,475
Integral Systems, Inc.	12,700		275,590
Intel Corp.	30,140		641,078
Intergraph Corp.*	5,200	[4]	198,692
International Business Machines Corp.	7,050		573,165
Intevac, Inc.*	3,400		54,094
Keyence Corp. (Japan)	600		164,365
Logitech International S.A. (Switzerland)	4,981		212,188
Marvell Technology Group Ltd. (Bermuda)*	15,100		1,033,142
Motorola, Inc.	16,200		367,902
NCI, Inc., Class A*	4,500		61,470
NCR Corp.*	2,306		85,668
NETIQ Corp.*	2,400	[4]	31,536
Nippon Electric Glass Co., Ltd. (Japan)	19,000		498,212
Novell, Inc.*	9,400		91,556
Nvidia Corp.*	22,800		1,025,088
OPNET Technologies, Inc.*	13,900		122,459
Optibase Ltd. (Israel)*	22,700		106,690
Quanta Computer, Inc. (Taiwan)	26,670		195,974
Rae Systems, Inc.*	12,500		44,125
Research In Motion, Ltd. (Canada)*	3,000	[4]	202,500
Reynolds & Reynolds Co., The, Class A	2,600		73,840
RightNow Technologies, Inc.*	2,700	[4]	43,038
RIT Technologies Ltd. (Israel)*	16,000		35,520
Sabre Holdings Corp.	4,800	[4]	117,600
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	2,443		937,034
Seagate Technology, Inc. (Cayman Islands)	15,000		391,200
Silicon Motion Technology Corp., ADR (Taiwan)*	3,600	[4]	58,212
Softbank Corp. (Japan)	4,400		147,859

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
SRS Labs, Inc.*	3,800		$22,990
Stratasys, Inc.*	4,000	[4]	103,760
Stratex Networks, Inc.*	14,700		61,005
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	39,479	[4]	426,373
TechTeam Global, Inc.*	11,300		116,051
Terayon Communication Systems, Inc.*	80,600		192,634
Terremark Worldwide, Inc.*	16,020	[4]	82,503
Texas Instruments, Inc.	3,200		93,536
Tokyo Electron Limited (Japan)	4,100		312,952
Trident Microsystems, Inc.*	3,900		101,868
WebSideStory, Inc.*	4,200		84,630
Witness Systems, Inc.*	6,700		133,598
Woodhead Industries, Inc.	5,300	[4]	76,002
Xerox Corp.*	61,570	[4]	881,067
Yahoo!, Inc.*	26,800	[4]	920,312
Total Information Technology			22,336,098
Materials - 2.7%
Anglo American PLC (United Kingdom)	6,240		240,259
Arcelor (Luxembourg)	24,900		875,409
Calgon Carbon Corp.	25,600		185,856
Cameco Corp. (Canada)	3,700		292,596
Compania Vale do Rio Doce - ADR (Brazil)	4,700	[4]	240,969
Inco, Ltd. (Canada)	5,600	[4]	287,168
JFE Holdings, Inc. (Japan)	18,800		674,013
JSR Corp. (Japan)	12,900		383,961
Louisiana-Pacific Corp.	4,800	[4]	141,360
Mitsui Chemicals, Inc. (Japan)	15,000		113,268
Northern Technologies International Corp.*	6,850		49,663
Phelps Dodge Corp.	2,200	[4]	353,100
POSCO, Sponsored ADR (South Korea)	8,200	[4]	470,598
Rio Tinto PLC (United Kingdom)	4,317		221,047
Vallourec SA (France)	333		233,576
Valspar Corp., The	2,200		59,884
Xstrata PLC (United Kingdom)	15,400		433,224
Total Materials			5,255,951
Telecommunication Services - 1.8%
America Movil , S.A. de C.V. (Mexico)	12,500		421,625
Arbinet Holdings, Inc.*	7,600		49,856
Centurytel, Inc.	14,600	[4]	486,180
Eutelsat Communications (France)*	3,092		48,469
Qwest Communications International*	22,400	[4]	134,848
Singapore Telecommunications, Inc. (Singapore)*	302,000		473,244
Sprint Nextel	27,593	[4]	631,604
Verizon Communications, Inc.	28,130	[4]	890,596
Vodafone Group PLC (United Kingdom)	183,400		385,704
Total Telecommunication Services			3,522,126
Utilities - 1.7%
American Electric Power Co., Inc.	4,400	[4]	164,208
E.ON AG (Germany)	4,500		502,562
Endesa, S.A. (Spain)	15,800		453,539
Energen Corp.	8,600		335,572
Exelon Corp.	13,200	[4]	757,944
National Fuel Gas Co.	1,600	[4]	52,640
RWE AG (Germany)	1,850		152,513
TXU Corp.	5,600		283,584
Veolia Environment (France)	8,831	[4]	447,704
Total Utilities			3,150,266
Total Common Stocks (cost $108,850,025)			132,326,803

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 9.9%
Banque De Tunisie, 3.300%, 08/02/10	JPY	100,000,000		$924,776
BAT International Finance PLC, 5.125%, 07/09/13	EUR	1,000,000		1,293,795
Deutsche Bahn Finance BV, 5.000%, 06/10/08	EUR	2,000,000		1,291,728
Fidelity International Ltd., 6.250%, 03/21/12	EUR	1,000,000		1,365,624
Ford Credit of Canada Ltd., 7.250%, 12/07/07	GBP	500,000		863,619
France Telecom SA, 7.000%, 12/23/09	EUR	1,500,000		2,045,630
General Electric Capital Australia Funding Property Ltd., 7.000%, 09/15/09	AUD	2,000,000		1,571,420
General Electric Capital Corp., 3.250%, 04/15/13	USD	1,000,000		967,059
General Electric Capital Corp., Series A, 3.589%, 01/03/081	USD	1,000,000		1,001,489
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		662,852
Glencore Funding LLC, 6.000%, 04/15/04 (a)	USD	500,000	[4]	475,132
Kazkommerts International BV, 7.875%, 04/07/14 (a)	USD	1,750,000	[4]	1,839,688
Pacific Life Funding LLC, 6.500%, 04/15/08	AUD	1,000,000		767,276
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	1,500,000		2,015,031
Petroliam Nasional Berhad, 3.600%, 06/12/06	JPY	100,000,000		863,095
Shinhan Bank, 5.663%, 03/02/35	EUR	1,000,000		971,862
Total Corporate Bonds (cost $18,146,229)				18,920,076
Foreign Government Obligations - 14.6%
Bonos Y Obligaciones Del Estado (Spain), 5.500%, 07/30/17	EUR	1,000,000		1,437,242
Canada Government Real Return Bonds, 4.000%, 12/01/31	CAN	1,178,990		1,577,438
Canada Government Real Return Bonds, 4.250%, 12/01/21	CAN	1,296,860		1,575,280
Deutschland Republic, 3.250%, 07/04/15	EUR	1,000,000		1,195,494
Development Bank Of Japan, 1.700%, 09/20/22	JPY	100,000,000		834,416
Eurofima, 6.000%, 01/28/14	AUD	2,000,000		1,544,375
Finnish Government, 5.750%, 02/23/11	EUR	1,000,000		1,355,979
France, Government of, 3.000%, 07/25/12	EUR	2,165,580		2,929,814
France, Government of, 3.150%, 07/25/32	EUR	615,769		1,021,667
France, Government of, 3.400%, 07/25/29	EUR	1,144,742		1,919,217
France, Government of, 8.500%, 10/25/19	EUR	1,000,470		1,855,614
International Finance Corp., 6.750%, 07/15/09	NZD	1,000,000		684,263
Norwegian Government, 5.000%, 05/15/15	NOK	15,500,000		2,552,008
Norwegian Government, 5.500%, 05/15/09	NOK	6,000,000		962,053
Norwegian Government, 6.000%, 05/16/11	NOK	5,000,000		839,711
Singapore, Government of, 3.500%, 07/01/12	SGD	1,600,000		1,002,215
Singapore, Government of, 3.625%, 07/01/14	SGD	1,500,000		944,361
U.K. Gilts, 4.000%, 03/07/09	GBP	1,000,000		1,763,183
U.K. Gilts, 4.750%, 03/04/20	GBP	1,000,000		1,901,366
Total Foreign Government Obligations (cost $24,180,496)				27,895,696
		Shares
Rights - 0.0%#
dELiA*s Corp., Exp. 04/30/06* (cost $0)		1,429	[4]	2,558
U.S. Government and Agency Obligations - 3.6%
		Principal Amount
Federal National Mortgage Association - 0.5%
FNMA Gold Pool, 5.500%, 12/01/15	USD	$993,429		1,000,844
U.S. Treasury - 3.1%
U.S. Treasury Bonds, 1.875%, 07/15/13	USD	1,076,160		1,070,234
U.S. Treasury Bonds, 2.000%, 01/15/14	USD	1,069,690		1,071,487
U.S. Treasury Bonds, 2.375%, 01/15/25	USD	1,782,790		1,884,814
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/15/10	USD	2,086,640	[4]	2,000,484
Total U.S. Treasury				6,027,019
Total U.S. Government and Agency Obligations (cost $7,207,707)				7,027,863
		Shares
Other Investment Companies - 17.4%[5]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]		28,769,569		28,769,569
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%		4,472,861		4,472,861
Total Other Investment Companies (cost $33,242,430)				33,242,430

Managers Fremont Global Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Value
Total Investments - 114.6% (cost $191,626,887)	$219,415,426
Other Assets, less Liabilities - (14.6)%	(27,923,419)
Net Assets - 100.0%	$191,492,007

Managers International Growth Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.2%
Consumer Discretionary - 23.7%
Adidas - Salomon AG (Germany)	3,472		$726,172
Carphone Warehouse Group, The (United Kingdom)	192,688		859,619
Dentsu, Inc. (Japan)	132		447,248
EMI Group PLC (United Kingdom)	222,225		1,004,356
Grupo Televisa S. A. (Mexico)	10,500	[4]	877,275
Kingfisher PLC (United Kingdom)	139,574		589,064
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	14,883		502,021
Lotte Shopping Co., Ltd. (South Korea)*	2,200		45,474
LVMH Moet Hennessy Louis Vuitton SA (France)	6,493		585,544
Matsushita Electric Industrial Co., Ltd. (Japan)	14,000		302,091
OPAP SA (Greece)	8,517		320,478
Pinault-Printemps-Redoute SA (France)*	3,679		429,548
Publicis Groupe (France)	18,415		696,255
Rakuten, Inc. (Japan)	698		594,666
SES GLOBAL (France)	42,923		793,860
Sharp Corp. (Japan)	44,000		802,764
Swatch Group AG, The (Switzerland)*	9,623		315,182
Toyota Motor Corp. (Japan)	16,500		851,781
Total Consumer Discretionary			10,743,398
Consumer Staples - 5.0%
Nestle SA, Registered (Switzerland)	1,625		476,573
Reckitt Benckiser PLC (United Kingdom)	22,681		744,752
Royal Numico NV (Netherlands)*	8,899		405,143
Seven & I Holdings Co., Ltd. (Japan)*	15,140		640,164
Total Consumer Staples			2,266,632
Energy - 5.5%
Eni S.p.A. (Italy)	16,978		514,434
Petro-Canada (Canada)	5,000		239,278
Suncor Energy, Inc. (Canada)	9,300		743,396
Tenaris S.A. (Luxembourg)	1,800	[4]	292,410
Total SA (France)	2,455		679,832
Total Energy			2,469,350
Financials - 19.7%
Allianz AG (Germany)	4,570		736,562
Banco Bilbao Vizcaya Argentaria SA (Spain)	23,190		468,750
Commerzbank AG (Germany)	20,967		713,019
Credit Suisse Group (Switzerland)	19,586		1,144,588
Deutsche Boerse AG (Germany)	2,064		260,726
Erste Bank der oesterreichischen Sparkassen AG (Austria)	4,867		267,793
Hypo Real Estate Holding AG (Germany)	3,471		227,373
KBC Bank & Insurance Group, Inc. (Belgium)	4,477		449,636
Mitsubishi Tokyo Financial Group, Inc. (Japan)	55		791,827
Shinsei Bank, Ltd. (Japan)	54,000		359,756
Shun TAK Holdings, Ltd. (Hong Kong)	250,000		274,736
Standard Chartered, PLC (United Kingdom)	47,408		1,177,252
UBS AG (Switzerland)	8,700		946,312
Unibail (France)	1,501		221,442
UniCredito Italiano SpA (Italy)	122,320		873,269
Total Financials			8,913,041
Health Care - 8.0%
Eisai Co., Ltd. (Japan)	14,000		597,594
Essilor International SA (France)	4,982		434,705
Merck KGaA (Germany)	9,814		1,023,330
Roche Holding AG (Switzerland)*	5,336		842,960

Managers International Growth Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Shionogi & Co., Ltd. (Japan)	6,000		$90,475
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	14,300	[4]	609,609
Total Health Care			3,598,673
Industrials - 8.3%
ALSTOM (France)*	7,360		558,460
FANUC Ltd. (Japan)	3,500		307,396
Komatsu, Ltd. (Japan)	18,000		331,387
Koyo Seiko Co., Ltd. (Japan)	19,400		368,807
Kuehne & Nagel International AG (Switzerland)	1,588		445,769
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	6,200	[4]	339,388
Siemens AG (Germany)	3,643	[4]	332,032
SNC-Lavalin Group, Inc. (Canada)	5,900		407,906
Toll Holdings Ltd. (Australia)	20,567	[4]	176,387
Yamato Transport Co., Ltd. (Japan)	28,000		482,625
Total Industrials			3,750,157
Information Technology - 14.8%
Altran Technologies SA (France)*	26,847		364,562
ASML Holding N.V. (Netherlands)*	30,300		683,522
Dassault Systemes SA (France)*	15,290		914,314
Ericsson (LM), Class B (Sweden)	149,400		543,484
Keyence Corp. (Japan)	1,100		301,336
Logitech International S.A. (Switzerland)	9,869		420,414
Nippon Electric Glass Co., Ltd. (Japan)	38,000		996,423
Research In Motion, Ltd. (Canada)*	5,900	[4]	398,250
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	3,014		1,156,046
Softbank Corp. (Japan)	8,600	[4]	288,996
Tokyo Electron Ltd. (Japan)	8,000		610,637
Total Information Technology			6,677,984
Materials - 8.3%
Anglo American PLC (United Kingdom)	12,377		476,553
Cameco Corp. (Canada)	7,400	[4]	585,192
Compania Vale do Rio Doce - ADR (Brazil)	9,200		471,684
Inco, Ltd. (Canada)	11,100	[4]	569,208
JSR Corp. (Japan)	25,600		761,967
Rio Tinto PLC (United Kingdom)	8,557		438,152
Vallourec SA (France)	652		457,333
Total Materials			3,760,089
Telecommunication Services - 2.0%
America Movil, S.A. de C.V. (Mexico)	24,500		826,385
Eutelsat Communications (France)*	5,974		93,645
Total Telecommunication Services			920,030
Utilities - 1.9%
Veolia Environment (France)	17,239		873,963
Total Common Stocks (cost $36,517,221)			43,973,317
Other Investment Companies - 14.4%[5]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]	4,595,570		4,595,570
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	1,923,444		1,923,444
Total Other Investment Companies (cost $6,519,014)			6,519,014
Total Investments - 111.6% (cost $43,036,235)			50,492,331
Other Assets, less Liabilities - (11.6)%			(5,260,089)
Net Assets - 100.0%			$45,232,242

Managers Structured Core Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99. 2%
Consumer Discretionary - 6.5%
American Eagle Outfitters, Inc.	19,800	[4]	$534,204
Ameristar Casinos, Inc.	4,400	[4]	98,956
Autonation, Inc.*	18,000	[4]	401,220
Claire’s Stores, Inc.	4,200		132,972
Darden Restaurants, Inc.	1,800		73,188
Federated Department Stores, Inc.	8,600		573,018
Ford Motor Co.	49,400	[4]	423,852
J.C. Penney Co., Inc., Holding Co.	10,600	[4]	591,480
McDonald’s Corp.	20,000		700,200
Pantry, Inc., The*	8,800	[4]	481,712
Starbucks Corp.*	3,600		114,120
Time Warner Co., Inc.	46,800		820,404
USG Corp.*	600	[4]	57,120
Total Consumer Discretionary			5,002,446
Consumer Staples - 2.0%
ConAgra Foods, Inc.	48,200		999,186
Elizabeth Arden, Inc.*	2,600	[4]	54,964
Loews Corp. - Carolina Group	1,600	[4]	73,792
Pilgrim’s Pride Corp., Class B	8,000	[4]	194,720
Sanderson Farms, Inc.	3,000	[4]	84,000
SUPERVALU, Inc.	3,600	[4]	114,948
Total Consumer Staples			1,521,610
Energy - 12.8%
Amerada Hess Corp.	2,400	[4]	371,520
Apache Corp.	1,600		120,848
Atwood Oceanics, Inc.*	11,000	[4]	1,068,430
ChevronTexaco Corp.	16,200		961,956
ConocoPhillips Co.	31,600		2,044,520
Devon Energy Corp.	5,800	[4]	395,618
Exxon Mobil Corp.	9,200		577,300
Global Industries, Ltd.*	6,400		89,600
Lone Star Technologies, Inc.*	10,200		580,380
Marathon Oil Corp.	2,200		169,114
Occidental Petroleum Corp.	5,000		488,550
Oil States International, Inc.*	5,200	[4]	212,680
Overseas Shipholding Group, Inc.	28,600	[4]	1,475,188
Tesoro Corp.	4,200		304,374
Universal Compression Holdings, Inc.*	6,200		297,600
Valero Energy Corp.	4,800		299,664
Veritas DGC, Inc.*	8,000	[4]	360,480
Total Energy			9,817,822
Financials - 26.0%
American Home Mortgage Investment Corp.	5,400	[4]	154,440
Annaly Mortgage Management, Inc.	58,000	[4]	720,940
Astoria Financial Corp.	4,000	[4]	115,200
Bank of America Corp.	73,226		3,238,786
Bear Stearns Co., Inc., The	10,400		1,315,184
Capital One Financial Corp.	4,600	[4]	383,180
Chubb Corp.	8,600		811,410
Citigroup, Inc.	66,000		3,074,280
Fannie Mae Co.	6,000		347,640
Goldman Sachs Group, Inc.	19,800	[4]	2,796,750
Hartford Financial Services Group, Inc.	6,800	[4]	559,164
Lehman Brothers Holdings, Inc.	4,000	[4]	561,800

Managers Structured Core Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Merrill Lynch & Co., Inc.	7,400	[4]	$555,518
MGIC Investment Corp.	1,400	[4]	92,414
National City Corp.	13,000	[4]	444,340
Nationwide Financial Services, Inc.	2,400		102,144
PMI Group, Inc.	26,800	[4]	1,158,564
Radian Group, Inc.	16,800	[4]	961,464
Safeco Corp.	1,000		52,250
Sovereign Bancorp, Inc.	24,200	[4]	527,560
Thornburg Mortgage, Inc.	6,200	[4]	158,906
Vornado Realty Trust	2,600	[4]	229,684
WR Berkley Corp.	14,200		701,480
Wachovia Corp.	1,200		65,796
Washington Mutual, Inc.	18,400	[4]	778,688
Total Financials			19,907,582
Health Care - 13.6%
Abbott Laboratories Co.	2,400		103,560
AmerisourceBergen Corp.	21,800	[4]	951,352
Amgen, Inc.*	12,600		918,414
Applera Corp.-Applied Biosystems Group	40,200	[4]	1,139,268
Becton, Dickinson & Co.	6,000		388,800
CIGNA Corp.	1,600		194,560
Forest Laboratories, Inc.*	7,400		342,472
Hospira, Inc.*	2,400		107,400
ISIS Pharmaceuticals, Inc.*	13,000	[4]	70,330
Johnson & Johnson Co.	11,600		667,464
Merck & Co., Inc.	43,200		1,490,400
Mylan Laboratories, Inc.	9,400		185,180
PDI, Inc.*	4,800		69,120
Pfizer, Inc.	60,400		1,551,072
Sierra Health Services*	10,000	[4]	396,200
UnitedHealth Group, Inc.	30,600		1,818,252
Total Health Care			10,393,844
Industrials - 13.2%
Cendant Corp.	16,600		277,884
Cummins, Inc.	7,400	[4]	720,020
Eaton Corp.	13,600		900,320
Landstar System, Inc.	8,600		363,780
Masco Corp.	70,800		2,099,220
Norfolk Southern Corp.	8,600		428,624
Northrop Grumman Corp.	32,200	[4]	2,000,586
Parker Hannifin Corp.	17,200	[4]	1,303,244
Raytheon Co.	44,800		1,835,456
Republic Airways Holdings, Inc.*	5,800		86,014
Ryder System, Inc.	2,000	[4]	89,400
Total Industrials			10,104,548
Information Technology - 14.6%
Airspan Networks, Inc.*	13,400	[4]	82,946
Apple Computer, Inc.*	1,400		105,714
Arrow Electronics, Inc.*	30,000		1,030,800
Autodesk, Inc.	7,600		308,484
Cisco Systems, Inc.*	33,000		612,810
Computer Sciences Corp.*	2,600		131,820
EarthLink, Inc.*	7,000	[4]	79,940
EMC Corp.*	18,200		243,880
Exar Corp.*	6,600		88,902
Global Payments, Inc.	4,600		234,278

Managers Structured Core Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Google, Inc.*	2,200		$953,150
Hewlett-Packard Co.	36,400		1,134,952
Imation Corp.	2,400		108,792
Ingram Micro, Inc., Class A*	23,200		448,920
Intel Corp.	85,200		1,812,204
Intergraph Corp.*	14,200	[4]	542,582
Motorola, Inc.	45,900		1,042,389
NCR Corp.*	7,200		267,480
NETIQ Corp.*	5,200	[4]	68,328
Novell, Inc.*	25,000	[4]	243,500
Reynolds & Reynolds Co., The, Class A	6,600		187,440
Sabre Holdings Corp.	14,000	[4]	343,000
Texas Instruments, Inc.	10,000		292,300
Trident Microsystems, Inc.*	3,200	[4]	83,584
Xerox Corp.*	53,200	[4]	761,292
Total Information Technology			11,209,487
Materials - 2.0%
Eastman Chemical Co	800	[4]	38,568
Louisiana-Pacific Corp.	13,400	[4]	394,630
Phelps Dodge Corp.	6,000		963,000
Valspar Corp., The	5,000	[4]	136,100
Total Materials			1,532,298
Telecommunication Services - 5.5%
Broadwing Corp.*	6,400	[4]	56,640
Centurytel, Inc.	41,200	[4]	1,371,960
Qwest Communications International*	56,000	[4]	337,120
Verizon Communications, Inc.	78,900		2,497,974
Total Telecommunication Services			4,263,694
Utilities - 3.0%
American Electric Power Co., Inc.	10,400	[4]	388,128
Energen Corp.	22,800		889,656
FPL Group, Inc.	3,000	[4]	125,370
National Fuel Gas Co.	5,400		177,660
TXU Corp.	14,600		739,344
Total Utilities			2,320,158
Total Common Stocks (cost $69,643,660)			76,073,489
Other Investment Companies - 30.1%[5]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]	22,564,799		22,564,799
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	518,382		518,382
Total Other Investment Companies (cost $23,083,181)			23,083,181
Total Investments - 129.3% (cost $92,726,841)			99,156,670
Other Assets, less Liabilities - (29.3)%			(22,492,113)
Net Assets - 100.0%			$76,664,557

Managers Small Cap Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.1%
Consumer Discretionary - 10.1%
Aaron Rents, Inc.	17,800	[4]	$428,090
Advance Auto Parts, Inc.*	8,550		372,524
ADVO, Inc.	6,700	[4]	220,296
Carmike Cinemas, Inc.	9,600	[4]	219,936
Entercom Communications Corp.*	14,600	[4]	440,774
Gaylord Entertainment Co., Class A*	8,300	[4]	356,900
Kerzner International, Ltd.*	9,800	[4]	639,352
LodgeNet Entertainment Corp.*	16,215	[4]	218,740
Marvel Entertainment, Inc.*	25,800	[4]	429,570
Monroe Muffler Brake, Inc.	16,600	[4]	563,902
Orient-Express Hotels Ltd.	18,700		603,636
Outdoor Channel Holdings, Inc.*	27,600		410,964
Radio One, Inc.*	45,800	[4]	501,968
SCP Pool Corp.	51,250	[4]	2,043,850
Tempur-Pedic International, Inc.*	10,800		125,928
Williams Scotsman International, Inc.*	20,500		394,625
Total Consumer Discretionary			7,971,055
Consumer Staples - 3.9%
Allion Healthcare, Inc.*	10,300		156,560
Central Garden & Pet Co.*	18,700		927,146
Herbalife Ltd.*	25,700	[4]	889,220
Inter Parfums, Inc.	26,700		501,960
United Natural Foods, Inc.*	18,800	[4]	607,804
Total Consumer Staples			3,082,690
Energy - 7.2%
Brigham Exploration Co.*	50,600	[4]	623,898
Denbury Resources, Inc.*	36,100		1,074,697
Hydril Co.	6,400		527,040
Pioneer Drilling Co.*	19,800	[4]	451,440
Quicksilver Resources, Inc.*	13,950	[4]	701,267
TODCO Class A	23,500	[4]	1,048,100
Universal Compression Holdings, Inc.*	26,000		1,248,000
Total Energy			5,674,442
Financials - 13.2%
American Equity Investment Life Holding Co.	20,600	[4]	289,430
Argonaut Group, Inc.*	22,100	[4]	785,655
Assured Guaranty, Ltd.	22,900		583,263
Cardinal Financial Corp.	28,000	[4]	329,560
Cohen & Steers, Inc.	24,100	[4]	515,981
CVB Financial Corp.	32,541	[4]	535,304
Investors Financial Services Corp.	31,100	[4]	1,459,834
Jefferies Group, Inc.	14,800	[4]	806,156
Markel Corp.*	3,100		1,035,400
Midwest Banc Holdings, Inc.	20,100	[4]	477,777
North Pointe Holdings Corp.*	33,300		466,200
optionsXpress, Inc.	25,000	[4]	730,000
Primus Guaranty, Ltd.*	49,000	[4]	634,550
PrivateBancorp, Inc.	11,300	[4]	427,253
Texas Capital Bancshares, Inc.*	17,400	[4]	381,930
Trammell Crow Co.*	21,900		622,179
UCBH Holdings, Inc.	20,300		352,205
Total Financials			10,432,677
Health Care - 20.1%
Adeza Biomedical Corp.*	20,900		462,726
Advisory Board Co., The*	13,200		659,736

Managers Small Cap Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
American Dental Partners, Inc.*	32,200	[4]	$528,080
AtriCure, Inc.*	9,700		109,222
BioMarin Pharmaceutical, Inc.*	46,500		545,445
Bio-Rad Laboratories, Inc.*	11,480		773,752
Conor Medsystems, Inc.	20,500		481,545
DaVita, Inc.*	33,750		1,847,813
Eclipsys Corp.*	25,400	[4]	560,324
Emageon, Inc.*	32,200	[4]	595,700
Genesis Healthcare Corp.*	14,900	[4]	546,085
Haemonetics Corp.*	10,400		540,800
Integra Lifesciences Holdings Corp.*	12,400	[4]	483,600
Magellan Health Services, Inc.*	31,000	[4]	1,130,880
MWI Veterinary Supply, Inc.*	16,800		448,056
Panacos Pharmaceuticals, Inc.*	33,300	[4]	308,025
Pediatrix Medical Group, Inc.*	15,400		1,350,272
Pharmion Corp.*	24,100	[4]	401,747
PolyMedica Corp.	20,995	[4]	833,921
Radiation Therapy Services, Inc.*	5,700		170,430
Respironics, Inc.*	27,200		980,016
Stereotaxis, Inc.*	50,500	[4]	650,440
Symmetry Medical, Inc.*	27,900	[4]	593,712
VCA Antech, Inc.*	30,200		835,634
Total Health Care			15,837,961
Industrials - 21.9%
Actuant Corp., Class A	2,700	[4]	154,575
American Reprographics Co.*	25,900		707,070
Beacon Roofing Supply, Inc.*	26,500	[4]	880,065
Corporate Executive Board Co.*	16,000		1,346,240
CoStar Group, Inc.*	13,000	[4]	650,000
Dionex Corp.*	11,200		593,936
Educate, Inc.*	27,100	[4]	338,208
Education Management Corp.*	51,600		1,579,991
Huron Consulting Group, Inc.	19,600		552,132
Jackson Hewitt Tax Service, Inc.	20,300		512,778
Manitowoc Co., The	9,100	[4]	605,150
Mobile Mini, Inc.*	22,600	[4]	1,123,672
MTC Technologies, Inc.	14,500	[4]	423,545
On Assignment, Inc.*	51,300		637,659
Orbital Sciences Corp.*	43,500	[4]	561,150
Pacer International, Inc.*	22,900		667,993
Portfolio Recovery Associates, Inc.*	9,700	[4]	477,725
RBC Bearings, Inc.*	25,800	[4]	478,332
Resources Connection, Inc.*	42,300	[4]	1,150,137
Ritchie Bros. Auctioneers Inc.	9,500		427,025
Si International, Inc.*	12,400	[4]	377,084
Stericycle, Inc.*	17,300	[4]	1,034,021
UTI Worldwide, Inc.*	8,100		848,313
West Corp.*	28,700	[4]	1,171,821
Total Industrials			17,298,622
Information Technology - 19.5%
Advanced Energy Industries, Inc.*	31,200		489,528
Alliance Data Systems Corp.*	62,900		2,657,525
Alvarion, Ltd.*	49,700	[4]	521,850
Anteon International Corp.*	13,100		722,465
Atheros Communications*	11,500	[4]	225,975
ATMI, Inc.*	18,800	[4]	631,680

Managers Small Cap Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Cognex Corp.	18,700		$545,666
CSG Systems International, Inc.*	27,400	[4]	623,898
Cymer, Inc.*	9,700	[4]	437,858
DealerTrack Holdings, Inc.*	19,100	[4]	381,045
Embarcadero Technologies, Inc.*	47,400		355,500
Global Payments, Inc.	24,700		1,257,971
Henry (Jack) & Associates, Inc.	46,800		957,996
Informatica Corp.*	18,020		265,254
J2 Global Communications, Inc.*	9,900	[4]	472,725
Microsemi Corp.*	26,100		794,484
RADVision Ltd.*	20,500	[4]	371,870
Semtech Corp.*	20,800	[4]	401,024
SERENA Software, Inc.*	28,100		663,441
TRX, Inc.*	50,400		390,096
Varian Semiconductor Equipment Associates, Inc.*	5,800		287,274
Verint Systems, Inc.*	12,000		435,000
Wind River Systems, Inc.*	46,600		623,508
Wright Express Corp.*	32,400		824,256
Total Information Technology			15,337,889
Telecommunication Services - 1.2%
New Skies Satellites Holdings Ltd.	15,800		343,492
Premiere Global Services, Inc.*	63,600		571,764
Total Telecommunication Services			915,256
Total Common Stock (cost $52,221,164)			76,550,592
Other Investment Companies - 31.9%[5]
Bank of New York Institutional Cash Reserves Fund, 4.54%[3]	22,611,805		22,611,805
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	2,546,653		2,546,653
Total Other Investment Companies (cost $25,158,458)			25,158,458
Total Investments - 129.0% (cost $77,379,622)			101,709,050
Other Assets, less Liabilities - (29.0)%			(22,852,581)
Net Assets - 100.0%			$78,856,469

Managers Fremont Micro-Cap Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 93.3%
Consumer Discretionary - 10.4%
Alloy, Inc.*	103,300	[4]	$290,273
Century Casinos, Inc.*	442,900		4,065,822
Chipotle Mexican Grill, Inc.*	91,700		4,357,584
dELiA*s Corp.*	570,600	[4]	5,306,580
Gymboree Corp.*	257,100		6,334,944
Harris Interactive, Inc.*	972,800		5,223,936
IMAX Corp.*	720,600	[4]	5,844,066
Lakes Entertainment, Inc.*	439,200	[4]	4,392,000
Nevada Gold & Casinos, Inc.*	292,800		3,103,680
ParkerVision, Inc.*	264,600	[4]	2,328,480
Rocky Shoes & Boots, Inc.*	94,000		1,983,400
Scopus Video Networks, Ltd.*	340,900		2,273,803
Total Consumer Discretionary			45,504,568
Financials - 2.5%
Cash Systems, Inc.*,[7]	1,247,900	[4]	11,043,915
Health Care - 19.8%
AngioDynamics, Inc.*	249,400		7,010,634
Atherogenics, Inc.*	159,000	[4]	2,822,250
Cepheid, Inc.*	289,600		2,852,560
Conceptus, Inc.*	618,500	[4]	10,081,550
DexCom, Inc.*	239,900		4,558,100
Eclipsys Corp.*	174,800		3,856,088
Harvard Bioscience, Inc.*	473,900		2,265,242
ICON PLC*	114,700		5,044,506
Intuitive Surgical, Inc.*	32,400		4,459,860
NeoPharm, Inc.*,[7]	1,206,120	[4]	14,147,788
NxStage Medical, Inc.*	144,000		1,771,200
Omnicell, Inc.*	151,900		1,759,002
OraSure Technologies, Inc.*	168,400		1,837,244
Regeneration Technologies, Inc.*,[7]	1,861,400		14,705,060
Sonosite, Inc.*	57,200		2,250,248
Vital Images, Inc.*	230,700		7,047,885
Total Health Care			86,469,217
Industrials - 11.3%
AAON, Inc.*	112,700		2,163,840
Allied Defense Group, Inc., The*	141,100		3,231,190
Color Kinetics, Inc.*	338,900		6,506,880
CoStar Group, Inc.*	86,500		4,325,000
Gevity HR, Inc.	186,500		5,119,425
Insituform Technologies, Inc.*	388,700		9,876,867
KVH Industries, Inc.*	558,700	[4]	6,190,396
NuCo2, Inc.*	6,300		197,316
PDG Environmental, Inc.*	685,900	[4]	1,471,256
Powell Industries, Inc.*	100		2,074
TVI Corp.*	2,512,700		10,101,053
Total Industrials			49,185,297
Information Technology - 46.5%
Actel Corp.*	432,600		6,566,868
Airspan Networks, Inc.*	403,400	[4]	2,497,046
Aladdin Knowledge Systems, Ltd.*	164,100		2,838,930
Anaren Microwave, Inc.*	799,600		13,977,008
ASM International NV*	122,300	[4]	2,201,400
ATMI, Inc.*	500,300		16,810,080
AudioCodes, Ltd.*	787,800	[4]	9,981,426

Managers Fremont Micro-Cap Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Bottomline Technologies, Inc.*	140,400	[4]	$1,617,408
CalAmp Corp.*	340,600		3,637,608
Cascade Microtech, Inc.*	169,600		2,399,840
Centra Software, Inc.*	547,700		1,314,480
Ceragon Networks, Ltd.*,[7]	2,108,800		9,700,480
Cherokee International Corp.*	80,500		378,350
CyberOptics Corp.*	275,900		4,386,810
Equinix, Inc.*	278,800		13,084,084
Exfo Electro-Optical Engineering, Inc.*,[7]	1,574,500		8,155,910
Fargo Electronics, Inc.*	143,300		2,765,690
FEI Co.*	180,200		4,159,016
Identix, Inc.*	2,457,868		19,638,364
Integral Systems, Inc.[7]	586,800		12,733,560
Intevac, Inc.*	145,200		2,310,132
NCI, Inc., Class A*	202,200		2,762,052
OPNET Technologies, Inc.*	583,400		5,139,754
Optibase Ltd.*,[7]	976,100		4,587,670
Optical Communication Products, Inc.*	85,100		250,041
Rae Systems, Inc.*	548,200	[4]	1,935,146
RightNow Technologies, Inc.*	115,100		1,834,694
RIT Technologies Ltd.*	709,000	[4]	1,573,980
Silicon Motion Technology Corp., ADR*	154,500	[4]	2,498,265
SRS Labs, Inc.*	164,200		993,410
Stratasys, Inc.*	172,100	[4]	4,464,274
Stratex Networks, Inc.*	735,700		3,053,155
TechTeam Global, Inc.*	509,700		5,234,619
Terayon Communication Systems, Inc.*	3,612,500		8,633,875
Terremark Worldwide, Inc.*	676,090	[4]	3,481,864
Trident Microsystems, Inc.*	122,600		3,202,312
WebSideStory, Inc.*	177,100		3,568,565
Witness Systems, Inc.*	282,000		5,623,080
Woodhead Industries, Inc.	228,000		3,269,520
Total Information Technology			203,260,766
Materials - 2.3%
Calgon Carbon Corp.	1,096,700	[4]	7,962,042
Northern Technologies International Corp.*	283,750		2,057,188
Total Materials			10,019,230
Telecommunication Services - 0.5%
Arbinet Holdings, Inc.*	359,000	[4]	2,355,040
Total Common Stocks (cost $342,408,416)			407,838,033
Rights - 0.0%#
dELiA*s Corp., Exp. 04/30/06* (cost $0)	60,501	[4]	108,297
Other Investment Companies - 18.8%[5]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]	48,722,044		48,722,044
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	18,276,204		18,276,204
Vanguard Prime Money Market Fund, Institutional Class Shares, 4.41%	15,386,279		15,386,279
Total Other Investment Companies (cost $82,384,527)			82,384,527
Total Investments - 112.1% (cost $424,792,943)			490,330,857
Other Assets, less Liabilities - (12.1)%			(52,894,867)
Net Assets - 100.0%			$437,435,990

Managers Fremont Institutional Micro-Cap Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.6%
Consumer Discretionary - 10.5%
Alloy, Inc.*	76,300	[4]	$214,403
Century Casinos, Inc.*	329,300		3,022,974
Chipotle Mexican Grill, Inc.*	65,700		3,122,064
dELiA*s Corp.*	420,950		3,914,835
Gymboree Corp.*	186,100		4,585,504
Harris Interactive, Inc.*	725,200		3,894,324
IMAX Corp.*	514,100	[4]	4,169,351
Lakes Entertainment, Inc.*	315,300		3,153,000
Nevada Gold & Casinos, Inc.*	217,000		2,300,200
ParkerVision, Inc.*	197,500	[4]	1,738,000
Rocky Shoes & Boots, Inc.*	67,900	[4]	1,432,690
Scopus Video Networks, Ltd.*	244,000		1,627,480
Total Consumer Discretionary			33,174,825
Financials - 2.6%
Cash Systems, Inc.*,[7]	926,300	[4]	8,197,755
Health Care - 20.5%
AngioDynamics, Inc.*	188,400		5,295,924
Atherogenics, Inc.*	119,200	[4]	2,115,800
Cepheid, Inc.*	213,500	[4]	2,102,975
Conceptus, Inc.*	475,700	[4]	7,753,910
DexCom, Inc.*	177,000		3,363,000
Eclipsys Corp.*	129,600		2,858,976
Harvard Bioscience, Inc.*	343,600		1,642,408
ICON PLC*	88,200		3,879,036
Intuitive Surgical, Inc.*	23,400		3,221,010
NeoPharm, Inc.*	901,441	[4]	10,573,903
NxStage Medical, Inc.*	107,000		1,316,100
Omnicell, Inc.*	110,400		1,278,432
OraSure Technologies, Inc.*	124,100		1,353,931
Regeneration Technologies, Inc.*	1,352,800		10,687,120
Sonosite, Inc.*	42,400		1,668,016
Vital Images, Inc.*	173,100		5,288,205
Total Health Care			64,398,746
Industrials - 11.4%
AAON, Inc.*	80,700		1,549,440
Allied Defense Group, Inc., The*	106,800	[4]	2,445,720
Color Kinetics, Inc.*	242,500	[4]	4,656,000
CoStar Group, Inc.*	64,300		3,215,000
Gevity HR, Inc.	134,200		3,683,790
Insituform Technologies, Inc.*	291,500		7,407,015
KVH Industries, Inc.*	404,100	[4]	4,477,427
NuCo2, Inc.*	4,800		150,336
PDG Environmental, Inc.*	504,700	[4]	1,082,582
Powell Industries, Inc.*	100		2,074
TVI Corp.*,[7]	1,817,500		7,306,350
Total Industrials			35,975,734
Information Technology - 47.7%
Actel Corp.*	327,500		4,971,450
Airspan Networks, Inc.*	300,100		1,857,619
Aladdin Knowledge Systems, Ltd.*	121,900		2,108,870
Anaren Microwave, Inc.*	615,900		10,765,932
ASM International NV*	88,400	[4]	1,591,200
ATMI, Inc.*	359,200		12,069,120
AudioCodes, Ltd.*	580,800	[4]	7,358,736

Managers Fremont Institutional Micro-Cap Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Bottomline Technologies, Inc.*	100,100		$1,153,152
CalAmp Corp.*	246,400		2,631,552
Cascade Microtech, Inc.*	130,300		1,843,745
Centra Software, Inc.*	401,200		962,880
Ceragon Networks, Ltd.*,[7]	1,562,000		7,185,200
Cherokee International Corp.*	57,700		271,190
CyberOptics Corp.*	203,500		3,235,650
Equinix, Inc.*	205,900		9,662,887
Exfo Electro-Optical Engineering, Inc.*	1,139,800		5,904,164
Fargo Electronics, Inc.*	105,800		2,041,940
FEI Co.*	134,100		3,095,028
Identix, Inc.*	1,880,567		15,025,730
Integral Systems, Inc.	450,700		9,780,190
Intevac, Inc.*	105,000		1,670,550
NCI, Inc., Class A*	150,500		2,055,830
OPNET Technologies, Inc.*	429,500		3,783,895
Optibase Ltd.*,[7]	704,100		3,309,270
Optical Communication Products, Inc.*	61,200		179,818
Rae Systems, Inc.*	408,400	[4]	1,441,652
RightNow Technologies, Inc.*	83,100		1,324,614
RIT Technologies Ltd.*	516,500	[4]	1,146,630
Silicon Motion Technology Corp., ADR*	114,300	[4]	1,848,231
SRS Labs, Inc.*	120,600		729,630
Stratasys, Inc.*	131,700	[4]	3,416,298
Stratex Networks, Inc.*	533,400		2,213,610
TechTeam Global, Inc.*	373,700		3,837,899
Terayon Communication Systems, Inc.*	2,659,000		6,355,010
Terremark Worldwide, Inc.*	483,790	[4]	2,491,519
Trident Microsystems, Inc.*	87,800		2,293,336
WebSideStory, Inc.*	130,700		2,633,605
Witness Systems, Inc.*	185,100		3,690,894
Woodhead Industries, Inc.	164,000		2,351,760
Total Information Technology			150,290,286
Materials - 2.3%
Calgon Carbon Corp.	814,800	[4]	5,915,448
Northern Technologies International Corp.*,[7]	196,900		1,427,525
Total Materials			7,342,973
Telecommunication Services - 0.6%
Arbinet Holdings, Inc.*	262,200	[4]	1,720,032
Total Common Stocks (cost $249,610,894)			301,100,351
Rights - 0.0%#
dELiA*s Corp., Exp. 04/30/06* (cost $0)	44,638	[4]	79,902
Other Investment Companies - 13.5%[5]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]	26,466,283		26,466,283
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	5,637,136		5,637,136
Vanguard Prime Money Market Fund, Institutional Class Shares, 4.41%	10,257,519		10,257,519
Total Other Investment Companies (cost $42,360,938)			42,360,938
Total Investments - 109.1% (cost $291,971,832)			343,541,191
Other Assets, less Liabilities - (9.1)%			(28,608,677)
Net Assets - 100.0%			$314,932,514

Managers Real Estate Securities Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 99.6%
REITs (Apartment) - 19.4%
Archstone-Smith Trust	13,200	$618,552
AvalonBay Communities, Inc.	11,090	1,103,233
Camden Property Trust	16,900	1,100,190
Equity Residential	6,300	267,183
Essex Property Trust, Inc.	9,690	962,992
Post Properties, Inc.	3,500	142,415
United Dominion Realty Trust, Inc.	29,410	747,308
Total REITs (Apartment)		4,941,872
REITs (Diversified) - 7.4%
Cousins Properties, Inc.	9,590	299,400
Highwoods Properties, Inc.	5,470	172,524
SL Green Realty Corp.	6,070	510,123
Vornado Realty Trust	10,280	908,135
Total REITs (Diversified)		1,890,182
REITs (Health Care) - 3.1%
Ventas, Inc.	21,800	667,080
Windrose Medical Properties Trust	8,100	119,070
Total REITs (Health Care)		786,150
REITs (Hotel) - 5.2%
Highland Hospitality Corp.	7,850	94,671
Host Marriott Corp.	30,200	602,490
Sunstone Hotel Investors, Inc.	21,550	635,725
Total REITs (Hotel)		1,332,886
REITs (Industrial) - 8.4%
AMB Property Corp.	11,800	615,960
ProLogis	29,988	1,535,985
Total REITs (Industrial)		2,151,945
REITs (Mall) - 11.8%
General Growth Properties, Inc.	18,772	968,635
Macerich Co., The	3,590	260,526
Simon Property Group, Inc.	21,600	1,789,344
Total REITs (Mall)		3,018,505
REITs (Office) - 11.7%
Alexandria Real Estate Equities, Inc.	9,300	820,725
Boston Properties, Inc.	11,660	912,512
Brookfield Properties Corp.	11,110	335,633
Columbia Equity Trust, Inc.	9,600	158,880
Corporate Office Properties Trust	12,650	512,199
Equity Office Properties Trust	8,180	260,288
Total REITs (Office)		3,000,237
REITs (Office/Industrial) - 9.2%
First Potomac Realty Trust	6,900	202,929
Kilroy Realty Corp.	7,570	511,656
Liberty Property Trust	19,600	887,096
Reckson Associates Realty Corp.	18,760	749,087
Total REITs (Office/Industrial)		2,350,768
REITs (Residential) - 0.8%
Equity Lifestyle Properties, Inc.	4,200	193,200
REITs (Self Storage) - 4.5%
Extra Space Storage, Inc.	24,200	371,470

Managers Real Estate Securities Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs (Self Storage) continued
Public Storage, Inc.	7,100	$515,247
U-Store-It Trust	12,200	260,836
Total REITs (Self Storage)		1,147,553
REITs (Shopping Center) - 12.9%
Federal Realty Investment Trust	10,100	674,882
Kimco Realty Corp.	22,800	800,052
Pan Pacific Retail Properties, Inc.	5,600	387,520
Regency Centers Corp.	8,010	516,245
Taubman Centers, Inc.	14,000	525,700
Weingarten Realty Investors	9,800	397,194
Total REITs (Shopping Center)		3,301,593
REITs (Specialty) - 1.2%
Realty Income Corp.	12,700	295,783
REOCs (Hotel) - 4.0%
Hilton Hotels Corp.	21,000	523,530
Starwood Hotels & Resorts Worldwide, Inc.	8,200	498,642
Total REOCs (Hotel)		1,022,172
Total Common Stocks (cost $20,844,199)		25,432,846
Other Investment Companies - 0.9%[5]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23% (cost $239,823)	239,823	239,823
Total Investments - 100.5% (cost $21,084,022)		25,672,669
Other Assets, less Liabilities - (0.5)%		(123,415)
Net Assets - 100.0%		$25,549,254

Managers Fremont Bond Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value

Corporate Bonds - 11.3%
Asset-Backed Securities - 4.3%
AAA Trust, Series 2005-2, Class A1, 4.634%, 11/26/35[1]		$1,632,281		$1,635,365
Aames Mortgage Investment Trust, Series 2005-2, Class 1A1, 4.610%, 07/25/35[1]		44,880		44,907
American Home Mortgage Investment Trust, 4.390%, 02/25/45 (a)[1]		1,914,689		1,873,611
Amortizing Residential Collateral Trust, 4.820%, 07/25/32[1]		77,398		77,057
Banc of America Funding Corp., 4.116%, 05/25/35[1]		1,966,401		1,915,621
Bear Stearns Alt-A Trust, 5.418%, 05/25/35		3,541,679		3,547,200
Bear Stearns Adjustable Rate Mortgage Trust, 4.945%, 11/25/30[1]		103,148		103,086
Bear Stearns Adjustable Rate Mortgage Trust, 5.062%, 04/25/33[1]		1,277,166		1,265,313
Bear Stearns Adjustable Rate Mortgage Trust, 5.621%, 02/25/33[1]		269,614		269,276
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A, 4.610%,06/25/35[1]		529,382		529,300
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A, 4.700%, 12/25/35[1]		791,337		778,052
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36[1]		881,130		872,924
CS First Boston Mortgage Securities Corp., 4.690%, 11/15/19[1]		4,427,564		4,430,130
CS First Boston Mortgage Securities Corp., 4.930%, 08/25/33 (a)[1]		1,352,561		1,360,219
CS First Boston Mortgage Securities Corp., 5.659%, 10/25/32[1]		168,462		168,325
EMC Mortgage Loan Trust, Class A, 4.900%, 05/25/40 (a)[1]		2,162,722		2,170,342
Fremont Home Loan Trust, 4.620%, 01/25/36[1]		2,284,516		2,286,072
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.211%. 01/25/36		4,771,792		4,762,092
Metris Master Trust, Series 2001-2, Class A, 4.810%, 11/20/09		1,600,000		1,602,242
Nationslink Funding Corp., 6.654%, 11/10/30		128,263		128,569
Park Place Securities, Inc., 4.700%, 02/25/35[1]		4,159,759		4,162,660
Prime Mortgage Trust, 4.930%, 02/25/19[1]		161,769		162,070
Prime Mortgage Trust, 4.930%, 02/25/34[1]		667,998		670,015
Prudential Home Mortgage Securities, 7.000%, 06/25/08		86,448		86,214
Structured Asset Mortgage Investments Inc., 4.813%, 09/19/32[1]		1,777,457		1,780,226
Structured Asset Securities Corp., 4.820%, 01/25/33[1]		77,557		77,893
Structured Asset Securities Corp., 6.250%, 01/25/32[1]		180,405		180,182
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23[1]		177,382		178,001
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11		2,882,251		2,992,218
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10		89,355		94,940
Washington Mutual MSC Mortgage Pass-Through, 5.758%, 02/25/31[1]		378,855		380,983
Washington Mutual, Series 2005-AR13, Class A1A1, 4.820%, 10/25/45[1]		1,160,924		1,165,253
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, 4.950%, 11/25/35[1]		3,500,000		3,464,704
Total Asset-Backed Securities				45,215,062
Finance - 4.5%
American General Finance Corp., 4.543%, 03/23/07[1]		600,000		600,277
American International Group, 5.050%, 10/01/15		400,000		390,284
China Development Bank, 5.000%, 10/15/15		300,000	[4]	293,909
Citigroup, Inc., 4.559%, 12/26/08[1]		2,700,000		2,700,915
Ford Motor Credit Co., 5.290%, 11/16/06[1]		3,400,000		3,373,290
Ford Motor Credit Co., 5.800%, 01/12/09		8,500,000		7,717,159
General Motors Acceptance Corp., 5.220%, 03/20/07[1]		700,000		678,776
General Motors Acceptance Corp., 5.243%, 05/18/06[1]		3,400,000		3,386,968
HBOS PLC, 5.920%, 09/01/49[1,6]		400,000		400,502
HSBC Bank USA, N.A., 4.570%, 09/12/07[1,6]		5,100,000		5,110,384
KBC Bank Fund Trust II, 6.875%, 06/30/49[1,6]	EUR	1,900,000		2,541,522
Lehman Brothers Holdings, Inc., 4.704%, 10/22/08[1]		3,900,000		3,904,618
Lloyds TSB Capital 1, L.P., 7.375%, 02/07/49[1,6]	EUR	1,800,000		2,591,927
Qwest Capital Funding, Inc., 7.250%, 02/15/11		1,813,000	[4]	1,835,663
Resona Bank Ltd., 5.850%, 04/15/49[1]		500,000		497,949
Royal Bank of Scotland Group PLC, 9.118%, 03/31/49[1,6]		1,000,000		1,139,938
Santander U.S. Debt, SA Unipersonal, 4.560%, 09/19/08 (a)[1]		10,200,000		10,211,454
UFJFinance Aruba AEC, 6.750%, 07/15/13		500,000	[4]	541,732
Total Finance				47,917,267
Industrials - 2.5%

Managers Fremont Bond Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value

Industrials (continued)
DaimlerChrysler N.A. Holding Corp., 4.698%, 11/17/06[1]	$5,800,000		$5,801,723
General Electric Capital Corp., 4.480%, 03/04/08[1]	5,000,000		5,004,595
General Electric Capital Corp., 4.750%, 01/08/16[1]	1,000,000		1,001,708
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)	400,000		411,930
Pemax Project Funding Master Trust, 5.750%, 12/15/15	800,000		791,800
Pemex Project Funding Master Trust, 8.000%, 11/15/11	1,800,000		2,016,900
Pemex Project Funding Master Trust, 8.625%, 02/01/22	400,000		489,600
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	300,000		296,492
Qwest Communications International, 7.500%, 02/15/14	1,600,000	[4]	1,624,000
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000		879,950
Sonat, Inc., 7.625, 07/15/11	1,300,000		1,361,750
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	[4]	6,290,224
Total Industrials			25,970,672
Total Corporate Bonds (cost $115,562,330)			119,103,001
Foreign Government and Agency Obligations - 2.4%
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)	300,000		291,055
Federal Republic of Brazil, 5.188%, 04/15/06[1]	132,000	[4]	132,323
Federal Republic of Brazil, 5.250%, 04/15/09[1]	205,898		206,557
Federal Republic of Brazil, 5.250%, 04/15/09[1]	41,180		41,311
Federal Republic of Brazil, 7.875%, 03/07/15	3,200,000	[4]	3,478,400
Federal Republic of Brazil, 8.000%, 01/15/18	4,900,000	[4]	5,367,950
Federal Republic of Brazil, 10.271%, 06/29/09[1]	100,000		116,375
Federal Republic of Brazil, 11.000%, 01/11/12	400,000	[4]	496,000
Mexico Government, 7.500%, 01/14/12	1,000,000		1,114,500
Mexico Government, 8.375%, 01/14/11	600,000		682,500
Republic of Panama, 8.875%, 09/30/27	200,000	[4]	247,500
Republic of Peru, 9.875%, 02/06/15	1,900,000	[4]	2,360,750
Russian Federation, 5.000%, 03/31/30[1]	5,000,000		5,599,204
Russian Federation, 5.000%, 03/31/30 (a) [1]	900,000		1,005,750
United Mexican States, 11.375%, 09/15/16	300,000		441,750
United Mexican States, 6.375%, 01/16/13	1,860,000		1,974,390
United Mexican States, 8.000%, 09/24/22	1,000,000		1,222,500
United Mexican States, 9.875%, 02/01/10	100,000		117,295
Total Foreign Government and Agency Obligations (cost $22,613,998)			24,896,110
U.S. Government and Agency Obligations - 54.1%
Federal Home Loan Bank - 0.1%[1,2]
FHLB, 0.000%, 02/05/07	700,000		666,750
Federal Home Loan Mortgage Corporation - 2.8%
FHLMC, 2.500%, 09/30/09[1]	500,000		484,634
FHLMC, 4.000%, 06/18/13	445,000		430,346
FHLMC, 4.904%, 11/01/35[1]	6,655,430		6,618,831
FHLMC, 4.970%, 09/15/30[1]	109,455		110,007
FHLMC, 5.000%, 10/01/18 to 11/01/18	2,657,937		2,631,228
FHLMC, 5.638%, 07/01/30	6,661		6,812
FHLMC, 6.000%, 02/01/16 to 09/01/16	474,417		483,668
FHLMC, 6.500%, 01/01/26 to 08/15/31	16,004,079		16,601,967
FHLMC, 7.000%, 11/15/20	56,703		56,625
FHLMC, 7.500%, 08/15/30	852,234		861,448
FHLMC Gold Pool, 4.500%, 02/01/14	465,975		456,351
FHLMC Structured Pass-Through Securities, 4.526%, 02/25/45[1]	597,491		600,789
Total Federal Home Loan Mortgage Corporation			29,342,706
Federal National Mortgage Association - 48.4%
FNMA, 4.376%, 09/22/06[1]	3,700,000		3,699,275
FNMA, 3.500%, 07/01/11	600,659		569,664
FNMA, 4.000%, 05/01/14	558,895		538,653

Managers Fremont Bond Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal National Mortgage Association (continued)
FNMA, 4.500%, 07/01/19 to 07/01/20	$1,832,976		$1,782,166
FNMA, 4.540%, 05/01/36[1]	3,032,062		3,047,662
FNMA, 4.574%, 05/01/36[1]	1,736,661		1,749,275
FNMA, 4.665%, 09/01/35[1]	6,538,848		6,473,627
FNMA, 4.839%, 06/01/35[1]	9,130,207		9,058,488
FNMA, 5.000%, 01/01/18 to 10/01/35	118,466,786		115,927,600
FNMA, 5.500%, 12/01/16 to 12/01/35	363,130,901		359,525,892
FNMA, 6.000%, 04/01/16 to 11/01/33	3,539,762		3,619,243
FNMA, 6.000%, TBA	1,000,000		1,021,875
FNMA, 6.500%, 12/25/42	664,080		678,352
FNMA, 7.200%, 05/25/23	1,527,709		1,597,884
FNMA, 7.500%, 02/25/08	100,000		101,998
FNMA, Collateralized Mortgage Obligation, Series 2006-5, Class 3A2, 4.689%, 05/25/35[1]	500,000		490,603
FNMA, Grantor Trust, 4.535%, 11/28/35[1]	400,151		400,322
Total Federal National Mortgage Association			510,282,579
Government National Mortgage Association - 1.1%
GNMA, 3.375%, 04/20/21 to 03/20/24	105,017		105,241
GNMA, 3.750%, 08/20/25	61,909		62,258
GNMA, 4.125%, 11/20/24 to 11/20/29	898,994		905,233
GNMA, 6.500%, 06/20/28	1,892,551		1,946,906
GNMA, 6.750%, 10/16/40	7,291,248		8,178,414
Total Government National Mortgage Association			11,198,052
United States Treasury Bonds - 1.7%
U.S. Treasury Bonds, 2.375%, 01/15/25	10,433,272	[4]	11,030,336
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	5,178,368	[4]	5,170,642
U.S. Treasury Inflation Indexed Bonds, 3.375%, 01/15/07	873,264		885,954
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,099,827	[4]	1,423,881
Total United States Treasury Bonds			18,510,813
Total U.S. Government and Agency Obligations (cost $573,080,934)			570,000,900
Municipal Bonds - 1.7%
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17	2,600,000		2,736,500
Liberty, New York, Development Corp., Goldman Sachs Headquarters, 5.250%, 10/01/35	400,000		444,500
New York City Transitional Finance Authority, Residuals - Series 1093, 6.640%, 02/01/33 (a) [1]	3,550,000		3,785,188
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals, Series 658, 6.840%, 06/15/23 (a)[1]	1,050,000		1,172,063
New York, N.Y. Residual - Series 1027, Municipal Bond, 6.540%, 03/01/30[1]	250,000		265,938
State of Texas, Rite-PA 1306, 5.750%, 04/01/35 (a)[1]	600,000		602,250
Tobacco Settlement Funding Corp. NJ, 4.375%, 06/01/19	1,625,000		1,625,000
Tobacco Settlement Funding Corp. NJ, 6.125%, 06/01/24	950,000		1,033,125
Tobacco Settlement Funding Corp. NJ, 6.750%, 06/01/39	5,350,000		5,971,938
Truckee Meadows, NV Water Authority Revenue, Series A, 5.000%, 07/01/36 (MBIA Insured)	67,000		74,454
Total Municipal Bonds (cost $16,708,503)			17,710,956
	Shares
Municipal Funds - 1.1%
Dreyfus Municipal Income, Inc.	37,500	[4]	342,000
Managed Municipals Portfolio, Inc.	55,000	[4]	591,250
MFS Municipal Income Trust	53,800	[4]	448,154
MuniEnhanced Fund, Inc.	44,000	[4]	485,320
MuniHoldings Florida Insured Fund	25,000	[4]	360,750
MuniHoldings Insured Fund II, Inc.	51,900	[4]	716,739
MuniVest Fund, Inc.	55,000	[4]	526,900
MuniYield Fund, Inc.	55,000	[4]	836,550
MuniYield Quality Fund II, Inc.	55,000		696,850
MuniYield Quality Fund, Inc.	55,000		790,900
Nuveen Performance Plus Municipal Fund	55,000	[4]	837,100
Nuveen Premium Income Municipal Fund 2	55,000		775,500

Managers Fremont Bond Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Municipal Funds (continued)
Nuveen Premium Income Municipal Fund 4	55,000	[4]	$693,000
Nuveen Quality Income Municipal Fund	55,000	[4]	836,000
Putnam Municipal Bond Fund	48,000		600,480
Salomon Brothers Municipal Partners Fund, Inc.	15,600		221,052
Scudder Municipal Income Trust	55,000	[4]	718,300
Van Kampen Advantage Municipal Income Trust II	61,797	[4]	835,502
Van Kampen Trust for Investment Grade Municipals	55,000		815,100
Total Municipal Funds (cost $11,638,151)			12,127,447
Preferred Stock - 0.5%[1]
DG Funding Trust, 6.777% (a) (cost $6,037,773)	573		6,131,100
Rights - 0.1%
United Mexican States Value Recovery Rights, Series D, Exp. June 2006	17,761,000		248,654
United Mexican States Value Recovery Rights, Series E, Exp. June 2007	11,950,000		310,700
Total Rights (cost $229,518)			559,354
	Notional Amount
Options and Swaptions - 0.1%
3-Month Eurodollar (Call), $95.25, 03/13/06	$327,500		6,550
3-Month LIBOR (Call), $120.70, 12/11/06	2,000,000		16,560
3-Month LIBOR (Call), 4.250%, 10/11/06	17,000,000		14,501
3-Month LIBOR (Call), 4.250%, 10/12/06	17,000,000		14,620
3-Month LIBOR (Call), 4.250%, 10/19/06	5,000,000		4,550
3-Month LIBOR (Call), 4.250%, 10/24/06	10,000,000		9,460
3-Month LIBOR (Call), 4.250%, 10/25/06	23,000,000		21,919
3-Month LIBOR (Call), 4.500%, 04/04/06	11,000,000		1,760
3-Month LIBOR (Call), 4.500%, 04/06/06	15,100,000		2,582
3-Month LIBOR (Call), 4.500%, 06/02/06	1,000,000		1,797
3-Month LIBOR (Call), 4.500%, 08/07/06	26,000,000		30,264
3-Month LIBOR (Call), 4.500%, 10/04/06	16,000,000		26,000
3-Month LIBOR (Call), 4.500%, 10/04/06	11,700,000		20,627
3-Month LIBOR (Call), 4.500%, 10/18/06	32,000,000		61,056
3-Month LIBOR (Call), 4.750%, 05/02/06	36,000,000		44,892
3-Month LIBOR (Call), 4.750%, 08/07/06	42,000,000		106,848
3-Month LIBOR (Call), 4.750%, 08/08/06	11,000,000		28,127
3-Month LIBOR (Call), 4.800%, 02/01/06	12,700,000		127
3-Month Eurodollar (Put), $92.00, 12/18/06	897,500		2,244
3-Month Eurodollar (Put), $92.25, 12/18/06	1,115,000		2,788
3-Month Eurodollar (Put), $92.50, 12/18/06	620,000		1,550
3-Month Eurodollar (Put), $92.75, 12/18/06	750,000		1,875
3-Month Eurodollar (Put), $93.50, 06/19/06	155,000		387
3-Month Eurodollar (Put), $94.00, 06/19/06	2,225,000		5,563
3-Month Eurodollar (Put), $94.50, 03/13/06	750,000		1,875
6-Month GBP-LIBOR (Call), 4.650%, 06/12/06	4,500,000		17,756
6-Month LIBOR (Call), 4.800%, 12/22/06	30,000,000		142,320
Total Options and Swaptions (cost $1,253,337)			588,598
Short-Term Investments - 43.4%
	Principal Amount
Certificates of Deposit - 0.2%
Morgan Stanley Warehouse Facilities, 4.640%, 10/29/06[1]	$2,400,000		2,400,000
Commercial Paper - 31.1%
Barclays U.S. Funding Corp., Discount Notes, 4.490%, 04/17/06	28,100,000		27,836,562
Barclays U.S. Funding Corp., Discount Notes, 4.490%, 04/18/06	3,900,000		3,862,950
BNP Paribas, Discount Notes, 4.470%, 02/01/06	28,900,000		28,900,000
Danske Corp., Discount Notes, 4.400%, 04/06/06	26,900,000		26,688,625
Danske Corp., Discount Notes, 4.490%, 04/26/06	5,200,000		5,145,279
HBOS Treasury Services PLC, 4.160%, 02/07/06	3,500,000		3,497,565
HBOS Treasury Services PLC, 4.440%, 04/20/06	20,000,000		19,807,600

Managers Fremont Bond Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Commercial Paper (continued)
ING (U.S.) Funding LLC, Discount Notes, 4.380%, 03/13/06	$28,000,000	$27,863,733
IXIS Commercial Paper Corp., Discount Notes, 4.520%, 05/08/06	29,100,000	28,748,471
Rabobank USA Financial Corp., Discount Notes, 4.460%, 02/01/06	28,900,000	28,900,000
Skandi Ensk Bank, Discount Notes, 4.210%, 02/09/06	3,000,000	2,997,193
Skandi Ensk Bank, Discount Notes, 4.440%, 04/10/06	20,600,000	20,427,040
Societe Generale N.A., Discount Notes, 4.140%, 02/01/06	300,000	300,000
Societe Generale N.A., Discount Notes, 4.400%, 04/04/06	28,000,000	27,786,858
Societe Generale N.A., Discount Notes, 4.420%, 04/06/06	2,700,000	2,678,736
Total Fina Elf SA, 4.450%, 02/01/06	28,900,000	28,900,000
UBS Finance (Delaware) LLC, Discount Notes, 4.130%, 02/28/06	2,900,000	2,890,963
UBS Finance (Delaware) LLC, Discount Notes, 4.380%, 04/10/06	28,100,000	27,864,860
UBS Finance (Delaware) LLC, Discount Notes, 4.430%, 04/20/06	1,000,000	990,293
Westpac Banking Corp., Discount Notes, 4.300%, 02/28/06	700,000	697,737
Westpac Banking Corp., Discount Notes, 4.440%, 04/10/06	11,600,000	11,502,715
Total Commercial Paper		328,287,180
U.S. Government and Agency Discount Notes - 6.1%[2]
FHLMC Discount Notes, 0.000%, 02/28/06	27,000,000	26,912,411
FNMA Discount Notes, 0.000%, 02/01/06 to 03/15/06	30,800,000[4]	30,736,638
U.S. Treasury Bills Discount Notes, 0.000%, 03/02/06 to 03/16/06	6,210,000	6,181,459
Total U.S. Government and Agency Discount Notes		63,830,508
	Shares
Other Investment Companies - 6.0%[5]
Bank of New York Institutional Cash Reserves Fund, 4.47%[3]	43,255,366	43,255,366
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23%	19,815,038	19,815,038
Total Other Investment Companies		63,070,404
Total Short-Term Investments (cost $457,592,562)		457,588,092
Total Investments - 114.7% (cost $1,204,717,106)		1,208,705,558
Other Assets, less Liabilities - (14.7)%		(154,624,663)
Net Assets - 100.0%		$1,054,080,895

Managers California Intermediate Tax-Free Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.7%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$255,938
Bay Area Government Association, CA Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	526,250
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,121,250
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	481,731
California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges - 1st Lien A, 5.250%, 07/01/18 (FSA Insured)	1,000,000	1,091,250
California State Department of Water Resources, Central Valley Project Revenue, Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	1,000,000	1,090,000
California State Department of Water Resources, Power Supply Revenue Series A, 5.000%, 05/01/17 (MBIA Insured)	500,000	535,000
California State Department of Water Resources, Water Revenue Central Valley Project Series Z, 5.000%, 12/01/16 (FGIC Insured)	1,000,000	1,072,500
California State Economic Recovery Bond, Series A, 5.250%, 07/01/14 (FGIC Insured)	400,000	442,500
California State Public Works Board, Lease Revenue Department of General Services – Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	215,500
California State Refunding Bond, 5.000%, 03/01/17	400,000	427,500
California State University Systemwide Revenue, Series C, 5.000%, 11/01/17 (MBIA Insured)	2,500,000	2,715,624
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	273,713
Coast Community College District - CA, 5.000%, 08/01/16 (MBIA Insured)	250,000	272,188
Contra Costa, CA Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)	1,500,000	1,616,250
Contra Costa, CA Water District, Water Revenue, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,062,500
Contra Costa, CA Water District, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)	1,235,000	1,307,555
Cotati-Rohnert Park, CA Unified School District, 5.000%, 08/01/19 (FGIC Insured)	500,000	536,250
East Bay, CA MUD, Water Systems Revenue, 5.000%, 06/01/18 (FSA Insured)	340,000	362,950
East Bay, CA MUD, Water Systems Revenue, 5.250%, 06/01/18 (MBIA Insured)	250,000	269,375
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	241,594
Fremont, CA, Unified School District of Alameda County, Election of 2002, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	375,038
Fremont, CA, Unified School District of Santa Clara County, 5.000%, 09/01/20 (FGIC Insured)	400,000	429,000
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	1,000,000	1,122,500
Grossmont, CA Union High School District, Election of 2004, 5.000%, 08/01/15 (FSA Insured)	250,000	269,375
La Mesa-Spring Valley, CA School District, 5.000%, 08/01/16 (FGIC Insured)	300,000	326,625
Lincoln, CA Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	154,500
Lodi, CA Unified School District, 5.000%, 08/01/18 (MBIA Insured)	800,000	848,000
Long Beach, CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	717,738
Los Angeles, CA Series A, 5.000%, 09/01/17 (MBIA Insured)	1,565,000	1,656,943
Los Angeles, CA Series A, 5.000%, 09/01/18 (MBIA Insured)	500,000	532,500
Los Angeles, CA Series A, 5.000%, 09/01/18 (MBIA Insured)	2,000,000	2,140,000
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	323,250
Los Angeles, CA Community College, Series B, 5.000%, 08/01/18 (FSA Insured)	300,000	320,625
Los Angeles, CA Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	557,813
Los Angeles, CA Unified School District, Election of 1997 Series F, 5.000%, 07/01/16 (FSA Insured)	1,000,000	1,075,000
Los Angeles, CA Water & Power Revenue, Power Systems Series A, Sub-series A-2, 5.000%, 07/01/16 (MBIA Insured)	300,000	322,500
Los Angeles, CA, Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	298,031
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue Series B, 5.000%, 07/01/19, (MBIA Insured)	250,000	266,250
Los Angeles County, CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)	2,000,000	2,147,500
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,075,000

Managers California Intermediate Tax-Free Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (continued)
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	$325,000	$326,219
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	421,200
Murrieta Valley, CA, Unified School District, Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	339,825
Nevada Joint Union High School District Series A, 5.000%, 08/01/19 (FSA Insured)	400,000	424,500
Newark, CA Union School District, 4.000%, 08/01/19 (MBIA Insured)	150,000	148,125
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	365,925
North Orange County, CA Community College District, 5.000%, 08/01/16 (MBIA Insured)	500,000	544,375
Oakland, CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	161,250
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	324,000
Redwood City, CA School District, 5.000%, 07/15/19 (FGIC Insured)	500,000	530,625
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	522,500
Saddleback Valley Unified School District of CA, 5.000%, 08/01/17 (FSA Insured)	1,000,000	1,076,250
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)	1,615,000	1,780,537
San Diego, CA Unified School District, Series C, 5.000%, 07/01/16 (FSA Insured)	1,030,000	1,118,837
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	543,125
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	529,375
San Jose-Evergreen, CA Community College District, 2010 Crossover Series C, 5.000%, 09/01/14 (AMBAC Insured)	250,000	273,438
San Jose-Evergreen, CA Community College District, 2010 Crossover Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	551,875
San Jose-Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	1,500,000	1,605,000
San Rafael, CA City High School District, Election of 2002, Series B, 5.000%, 08/01/16 (FGIC Insured)	500,000	538,125
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	525,525
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	698,394
Santa Clarita, CA Community College District, 5.000%, 08/01/20	350,000	372,313
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	730,000	777,450
Southwestern Community College District of CA, Election of 2000, 5.000%, 08/01/18 (FGIC Insured)	305,000	333,975
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	208,500
Yosemite, CA, Community College District, Election of 2004, Series A, 5.000%, 08/01/19 (FGIC Insured)	1,475,000	1,587,468
Total Municipal Bonds (cost $46,576,657)		47,504,337
	Shares
Other Investment Companies - 1.9%[5]
BlackRock Liquidity Funds, Institutional Shares - California Money Fund, 2.80% (cost $947,296)	947,296	947,296
Total Investments - 98.6% (cost $47,523,953)		48,451,633
Other Assets, less Liabilities - 1.4%		673,512
Net Assets - 100.0%		$49,125,145

Fremont Money Market Fund

January 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value

Commercial Paper - 78.8%
Consumer Goods - 1.1%
Hitachi America Capital Ltd., 4.501%, 02/01/06 (a)	$1,530,000	$1,530,000
Financial Services (Banks) - 51.8%
Alliance & Leicester PLC, 4.200%, 02/21/06 (a)	10,000,000	9,976,722
Alliance & Leicester PLC, 4.256%, 03/03/06 (a)	10,000,000	9,964,667
Banque Et Caisse D’Espragne De L’Etat, 4.208%, 02/07/06	10,000,000	9,992,991
EUROHYPO AG, 4.252%, 02/13/06	10,000,000	9,985,850
HBOS Treasury Services PLC, 4.235%, 02/10/06	10,000,000	9,989,425
HSBC Finance Corp., 4.107%, 02/15/06	10,000,000	9,984,056
HSBC Finance Corp., 4.258%, 02/16/06	10,000,000	9,982,292
Total Financial Services (Banks)		69,876,003
Financial Services (Other) - 22.2%
General Electric Capital Services, Inc., 4.278%, 03/07/06	10,000,000	9,959,767
Swedish National Housing Financial Management, 4.180%, 02/01/06 (a)	10,000,000	10,000,000
Swedish National Housing Financial Management, 4.211%, 02/03/06 (a)	10,000,000	9,997,661
Total Financial Services (Other)		29,957,428
Sovereign Debt - 3.7%
AWB Harvest Finance Ltd., 4.544%, 03/14/06 (a)	5,000,000	4,974,261
Total Commercial Paper (cost $106,337,692)		106,337,692
U.S. Government Agency Obligations - 22.1%[2]
FHLMC Discount Notes, 0.000%, 02/28/06	10,000,000	9,973,975
FNMA Discount Notes, 0.000%, 02/27/06 to 03/31/06	20,000,000	19,919,757
Total U.S. Government (cost $29,893,732)		29,893,732
	Shares
Other Investment Companies - 0.1%[5]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.23% (cost $156,314)	156,314	156,314
Total Investments - 101.0% (cost $136,387,738)		136,387,738
Other Assets, less Liabilities - (1.0)%		(1,328,784)
Net Assets - 100.0%		$135,058,954

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At January 31, 2006 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
First Quadrant Tax-Managed	$67,393,984	$12,273,189	$(483,511)	$11,789,678
Fremont Global	192,170,466	29,740,634	(2,495,676)	27,244,958
International Growth	43,274,088	7,378,247	(160,004)	7,218,243
Structured Core	92,726,841	8,852,612	(2,422,783)	6,429,829
Small Cap	77,653,345	24,880,825	(825,120)	24,055,705
Fremont Micro-Cap	428,729,092	79,760,221	(18,158,456)	61,601,765
Fremont Institutional Micro-Cap	294,748,115	58,833,843	(10,040,767)	48,793,076
Real Estate Securities	21,484,796	4,203,151	(15,278)	4,187,873
Fremont Bond	1,203,488,115	11,263,877	(6,635,032)	4,628,845
California Intermediate Tax-Free	47,523,953	949,799	(22,119)	927,680

*	Non-income-producing security.

#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$3,306,214	1.7%
International Growth	1,156,046	2.6%
Fremont Bond	30,191,404	2.9%
Fremont Money Market	46,443,311	34.4%

[1]	Variable Rate Security. The rate listed is as of January 31, 2006.

[2]	Zero coupon security.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Some or all of these shares were out on loan to various brokers as of January 31, 2006, amounting to:

Fund	Market Value	% of Net Assets
First Quadrant	$14,975,455	23.5%
Fremont Global	27,470,225	14.3%
International Growth	3,773,452	8.3%
Structured Core	20,590,188	26.9%
Small Cap	21,634,759	27.4%
Fremont Micro-Cap	46,722,468	10.7%
Fremont Institutional Micro-Cap	25,023,518	7.9%
Fremont Bond	46,541,564	4.4%

[5]	Yield shown for an investment company represents its January 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[6]	Perpetuity Bond. The date shown is the final call date.

[7]	Affiliated Company - See Note 1.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	REIT: Real Estate Investment Trust
FNMA: Federal National Mortgage Association	REOC: Real Estate Operating Company
FHLB: Federal Home Loan Bank	FGIC: Financial Guaranty Insurance Corp.
FSA: FSA Capital, Inc.	MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District	AMBAC: American Municipal Bond Assurance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar	GBP:	British Pound	JPY:	Japanese Yen
CAD:	Canadian Dollar	SGD:	Singapore Dollar	NOK:	Norwegian Krone
NZD:	New Zealand Dollar	EUR:	Euro

Notes to Schedules of Portfolio Investments (continued)

(1) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of January 31, 2006 with companies which are or were affiliates are as follows:

Managers Fremont Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Cash Systems, Inc.	$239,222	—	—	$11,043,915
Ceragon Networks, Ltd.	569,296	—	—	9,700,480
Exfo Electro-Optical Engineering, Inc.	—	—	—	8,155,910
Integral Systems, Inc.	—	—	$29,340	12,733,560
NeoPharm, Inc.	—	—	—	14,147,788
Northern Technologies International Corp.	—	$411,582	—	2,057,188
Optibase Ltd.	1,007,039	—	—	4,587,670
Regeneration Technologies, Inc.	—	—	—	14,705,060
RIT Technologies Ltd.	—	3,349,697	—	1,573,980
TechTeam Global, Inc.	—	18,040	—	5,234,619
TVI Corp.	4,396,254	—	—	10,101,053

Totals	$6,211,811	$3,779,319	$29,340	$94,041,223

Summary of Transactions with Affiliated Companies - Managers Fremont Institutional Micro-Cap Fund
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Cash Systems, Inc.	$155,837	—	—	$8,197,755
Ceragon Networks, Ltd.	195,728	—	—	7,185,200
Northern Technologies International Corp.	—	—	—	1,427,525
Optibase Ltd.	533,567	—	—	3,309,270
TVI Corp.	2,923,386	—	—	7,306,350

Totals	$3,808,518	$0	$0	$27,426,100

(2) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2006, the underlying values for open foreign currency contracts were as follows:

Managers Fremont Global Fund

Foreign Currency		Settlement Dates	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Canadian Dollar	Short	02/17/06	$(3,025,210)	$(3,161,992)	$(136,782)
Euro	Short	02/03/06-02/17/06	(20,693,169)	(21,412,393)	(719,224)
Euro	Long	02/01/06-02/02/06	256,493	256,132	(361)
Japanese Yen	Short	02/17/06	(2,609,168)	(2,622,326)	(13,158)
Japanese Yen	Long	02/01/06	99,640	98,833	(807)
Pound Sterling	Short	02/17/06	(4,339,900)	(4,447,618)	(107,718)
N. Zealand Dollar	Short	02/17/06	(1,290,290)	(1,302,732)	(12,442)
Norwegian Krone	Short	02/17/06	(4,360,902)	(4,363,553)	(2,651)
Singapore Dollar	Short	02/17/06	(1,884,792)	(1,973,751)	(88,959)
Swiss Franc	Short	02/01/06	(77,845)	(78,163)	(318)

Total			$(37,925,143)	$(39,007,563)	$(1,082,420)

Managers International Growth Fund

Foreign Currency		Settlement Dates	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Euro	Short	02/03/06	$(9,929)	$(9,913)	$16
Euro	Long	02/01/06-02/02/06	493,988	493,262	(726)
Japanese Yen	Long	02/01/06	185,046	183,547	(1,499)
Swiss Franc	Short	02/01/06	(147,107)	(147,708)	(601)

Total			$521,998	$519,188	$(2,810)

Managers Fremont Bond Fund

Foreign Currency		Settlement Dates	Contract Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Brazilian Real	Short	02/03/06	$(250,056)	$(250,725)	$(669)
Brazilian Real	Long	02/03/06-07/31/06	801,815	805,081	3,266
Canadian Dollar	Short	02/23/06	(342,615)	(351,389)	(8,774)
Canadian Dollar	Long	02/23/06	251,282	253,879	2,597
Chilean Peso	Short	02/02/06	(273,826)	(273,969)	(143)
Chilean Peso	Long	02/02/06-07/31/06	1,280,646	1,293,319	12,673
Euro	Short	02/22/06	(1,667,258)	(1,681,428)	(14,170)
Euro	Long	02/14/06	897,461	899,925	2,464
Indian Rupee	Long	02/23/06	445,939	450,835	4,896
Japanese Yen	Short	02/14/06	(1,541,541)	(1,502,424)	39,117
Japanese Yen	Long	02/14/06-02/22/06	12,925,360	12,755,198	(170,162)
Mexican Peso	Long	02/28/06-03/23/06	962,807	993,229	30,422
Peruvian Sol	Long	02/22/06-03/13/06	840,051	839,198	(853)
Polish Zloty	Long	02/24/06-03/27/06	745,357	772,469	27,112
Pound Sterling	Long	02/23/06	3,927,000	3,949,513	22,513
Russian Ruble	Long	02/13/06-07/31/06	1,140,046	1,150,508	10,462
Singapore Dollar	Long	02/24/06-07/26/06	828,483	849,046	20,563
Slovak Koruna	Long	03/02/06-03/27/06	959,373	989,434	30,061
S.African Rand	Long	02/03/06-05/04/06	112,072	117,443	5,371
S.Korean Won	Long	02/02/06-07/31/06	1,161,297	1,219,611	58,314
Taiwan Dollar	Long	02/24/06-03/21/06	541,345	553,991	12,646

Total			$23,745,038	$23,832,744	$87,706

(3) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of January 31, 2006:

Managers Fremont Global Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
Dow Jones/Euro STOXX 50	3	Long	03/06	$3,560

Managers Structured Core Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
S&P500 Future	1	Long	03/06	$2,475
S&P500 Future	1	Short	03/06	(2,250)

				$225

Managers Fremont Bond Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
Euro-BOBL Futures	105	Long	03/06	$102,399
3-Month Eurodollar	3,154	Short	03/06-12/07	(896,476)
3-Month Eurodollar	648	Long	03/06-12/06	48,411
5-Year U.S. Treasury Notes	162	Short	03/06	(78,874)
10-Year U.S. Treasury Notes	7	Short	03/06	(930)
10-Year U.S. Treasury Notes	328	Long	03/06	45,070
30-Year U.S. Treasury Bonds	99	Short	03/06	(66,656)
30-Year U.S. Treasury Bonds	101	Long	03/06	21,250

				$(825,806)

(4) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed by the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, a Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At January 31, 2006 the Managers Fremont Bond Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount	Unrealized Gain/(Loss)
3-Month USD-LIBOR	Fixed Rate 5.000%	06/21/08	$28,200,000	$6,006
6-Month French CPI - Excl. Tobacco Index	Fixed Rate 2.1455%	10/15/10	€1,000,000	7,775
6-Month French CPI - Excl. Tobacco Index	Fixed Rate 2.1025%	10/15/10	€3,900,000	27,744
6-Month GBP-LIBOR	Fixed Rate 5.000%	06/16/11	£7,100,000	153,406
Fixed Rate 2.000%	6-Month JPY-LIBOR	06/15/12	¥625,000,000	(241,404)
Fixed Rate 2.000%	6-Month JPY-LIBOR	06/15/12	¥390,000,000	(150,409)
Fixed Rate 2.000%	6-Month JPY-LIBOR	06/15/12	¥130,000,000	(50,218)
Fixed Rate 2.000%	6-Month JPY-LIBOR	06/15/12	¥129,100,000	(49,692)
3-Month USD-LIBOR	Fixed Rate 5.000%	06/21/16	$3,500,000	20,356
3-Month USD-LIBOR	Fixed Rate 5.000%	06/21/16	$1,000,000	5,836
3-Month USD-LIBOR	Fixed Rate 5.000%	12/15/35	$3,200,000	46,519
Fixed Rate 4.000%	6-Month GBP-LIBOR	12/15/35	£1,100,000	(48,491)

				$(272,572)

$: U.S. Dollar	€: Euro
£: British Pound	¥: Japanese Yen

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on January 31, 2006 for the Managers Fremont Bond Fund:

Type	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
3-Month LIBOR (Call)	2,800	4.50%	02/06	$5,712
10-Year U.S. Treasury Notes (Call)	545	107	02/06	130,742
10-Year U.S. Treasury Notes (Call)	40	108	02/06	(3,225)
10-Year U.S. Treasury Notes (Call)	40	110	02/06	2,995
10-Year U.S. Treasury Notes (Call)	513	111	02/06	131,721
20-Year U.S. Treasury Bonds (Call)	21	116	02/06	4,197
Euro-BOBL Future (Call)	131	95.5	03/06	22,499
3-Month LIBOR (Call)	5,000	4.54%	04/06	34,475
3-Month LIBOR (Call)	6,500	4.54%	04/06	45,402
3-Month LIBOR (Call)	15,000	4.78%	05/06	44,303
3-Month LIBOR (Call)	2,000	4.00%	06/06	23,852
3-Month LIBOR (Call)	11,000	4.53%	08/06	37,218
3-Month LIBOR (Call)	5,000	4.78%	08/06	15,360
3-Month LIBOR (Call)	18,000	4.78%	08/06	33,480
3-Month Eurodollar (Call)	40	95.5	09/06	5,620

Managers Fremont Bond Fund (continued)

Type	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
3-Month LIBOR (Call)	7,000	4.30%	10/06	$36,590
3-Month LIBOR (Call)	7,000	4.30%	10/06	34,909
3-Month LIBOR (Call)	2,000	4.31%	10/06	9,012
3-Month LIBOR (Call)	4,000	4.31%	10/06	19,312
3-Month LIBOR (Call)	10,000	4.32%	10/06	44,400
3-Month LIBOR (Call)	7,000	4.54%	10/06	52,862
3-Month LIBOR (Call)	5,400	4.54%	10/06	39,656
3-Month LIBOR (Call)	14,000	4.56%	10/06	69,118
6-Month LIBOR (Call)	13,000	4.85%	12/06	25,610
3-Month Eurodollar (Put)	43	95	09/06	6,310
3-Month Eurodollar (Put)	204	95.25	09/06	14,574
3-Month Eurodollar (Put)	40	95.5	09/06	(130)
3-Month Eurodollar (Put)	30	95	12/06	90
3-Month Eurodollar (Put)	986	95.25	12/06	(20,254)
3-Month Eurodollar (Put)	139	95.5	12/06	(15,945)
3-Month GBP-LIBOR (Put)	33	95.5	12/06	(5,777)
6-Month LIBOR (Put)	18,800,000	4.50%	12/06	(17,129)
6-Month LIBOR (Put)	1,200,000	4.65%	12/06	(5,261)
3-Month Eurodollar (Put)	41	95.25	03/07	1,660

Total:				$823,958

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 17, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: March 17, 2006